                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

                                   ICON Funds
               (Exact name of registrant as specified in charter)

            5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111
              (Address of principal executive offices) (Zip code)

     Erik L. Jonson 5299 DTC Blvd., Suite 1200, greenwood Village, CO 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

SCHEDULE OF INVESTMENTS
ICON CONSUMER DISCRETIONARY FUND
DECEMBER 31, 2006
(UNAUDITED)

   SHARES                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (100.2%)
      49,900   A.C. Moore Arts & Crafts, Inc.(a)                    $  1,081,333
      43,100   Abercrombie & Fitch Co.                                 3,001,053
      18,400   Advance Auto Parts, Inc.                                  654,304
      32,600   AutoZone, Inc.(a)                                       3,767,256
      63,700   Bed Bath & Beyond, Inc.(a)                              2,426,970
      62,200   Best Buy Co., Inc.                                      3,059,618
      99,300   Big 5 Sporting Goods Corp.                              2,424,906
      26,900   Borders Group, Inc.                                       601,215
      37,500   Bridgestone Corp. - ADR                                 1,663,125
      33,900   Centex Corp.                                            1,907,553
      21,900   Coach, Inc.(a)                                            940,824
      20,500   Columbia Sportswear Co.                                 1,141,850
     201,000   Comcast Corp. -  Class A(a)                             8,508,330
      33,900   Cooper Tire & Rubber Co.                                  484,770
      42,300   Craftmade International, Inc.                             759,708
      34,000   Crocs, Inc.(a)                                          1,468,800
      93,700   D.R. Horton, Inc.                                       2,482,113
      22,400   DaimlerChrysler AG - ADR                                1,375,584
       8,800   Dick's Sporting Goods, Inc.(a)                            431,112
      79,500   Dollar Tree Stores, Inc.(a)                             2,392,950
      46,100   eBay, Inc.(a)                                           1,386,227
      28,900   EchoStar Communications Corp. - Class A(a)              1,099,067
      53,600   Family Dollar Stores, Inc.                              1,572,088
      29,100   Federated Department Stores, Inc.                       1,109,583
       8,600   Fomento Economico Mexicano, S.A. de C.V. - ADR            995,536
      64,200   Ford Motor Co.                                            482,142
      14,500   GameStop Corp. - Class A(a)                               799,095
      24,700   General Motors Corp.                                      758,784
      61,900   Gildan Activewear, Inc. - Class A(a)                    2,886,397
      16,400   Guess, Inc.(a)                                          1,040,252
      35,000   Harley-Davidson, Inc.                                   2,466,450
      15,600   Heineken N.V. - ADR                                       368,160
      10,800   Henkel KGaA - ADR                                       1,583,820
      73,900   Honda Motor Co., Ltd. - ADR                             2,922,006
      68,100   Hovnanian Enterprises, Inc. - Class A(a)                2,308,590
      52,300   J.C. Penney Co., Inc.                                   4,045,928
      52,200   Jarden Corp.(a)                                         1,816,038
      20,000   Johnson Controls, Inc.                                  1,718,400
      12,700   K-Swiss, Inc.                                             390,398
      76,300   Kohl's Corp.(a)                                         5,221,209
      60,100   Limited Brands, Inc.                                    1,739,294
      43,800   Liz Claiborne, Inc.                                     1,903,548
      24,300   Lowe's Cos., Inc.                                         756,945
      28,200   Men's Wearhouse                                         1,078,932
      12,000   Nestle S.A. - ADR                                       1,063,800
      70,800   Nike, Inc. - Class B                                    7,011,324
      34,000   O'Reilly Automotive, Inc.(a)                            1,090,040
      92,000   PetsMart, Inc.                                          2,655,120
      18,600   Phillips-Van Heusen Corp.                                 933,162
      56,800   Pulte Homes, Inc.                                       1,881,216
     173,000   Quiksilver, Inc.(a)                                     2,724,750

      32,400   RadioShack Corp.                                          543,672
      72,100   Rent-A-Center, Inc.(a)                                  2,127,671
      95,100   Ross Stores, Inc.                                       2,786,430
      22,100   Sharp Corp. - ADR                                         385,645
     111,550   Staples, Inc.                                           2,978,385
      19,900   Steinway Musical Instruments, Inc.(a)                     616,701
       5,950   Steven Madden, Ltd.                                       208,786
     154,100   Stride Rite Corp.                                       2,323,828
     157,800   Target Corp.                                            9,002,490
     110,600   The DIRECTV Group, Inc.(a)                              2,758,364
      76,700   The Gap, Inc.                                           1,495,650
      58,600   The Home Depot, Inc.                                    2,353,376
      28,400   The Stanley Works                                       1,428,236
      44,200   The Walt Disney Co.                                     1,514,734
     136,900   Time Warner, Inc.                                       2,981,682
     160,200   TJX Cos., Inc.                                          4,562,496
      27,000   Toyota Motor Corp. - ADR                                3,626,370
     140,400   Tuesday Morning Corp.                                   2,183,220
      13,700   Universal Electronics, Inc.(a)                            287,974
      45,400   Urban Outfitters, Inc.(a)                               1,045,562
      18,500   V.F. Corp.                                              1,518,480
      44,500   Viacom, Inc. - Class B(a)                               1,825,835
      10,000   Whirlpool Corp.                                           830,200
      65,900   Winnebago Industries, Inc.                              2,168,769
                                                                    ------------
               TOTAL INVESTMENTS (COST $137,635,914) 100.2%          149,936,231
               Liabilities Less Other Assets  (0.2)%                    (293,055)
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $149,643,176
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

ADR  American Depositary Receipt.

SCHEDULE OF INVESTMENTS
ICON ENERGY FUND
DECEMBER 31, 2006
(UNAUDITED)

  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (99.1%)
     250,000   Acergy SA - ADR(a)                                   $  4,815,000
     169,400   Anadarko Petroleum Corp.                                7,372,288
     100,000   Apache Corp.                                            6,651,000
     430,000   Atwood Oceanics, Inc.(a)                               21,057,100
     175,000   Berry Petroleum Co.                                     5,426,750
      70,000   BP PLC - ADR                                            4,697,000
     375,000   Cameron International Corp.(a)                         19,893,750
     425,000   Chesapeake Energy Corp.                                12,346,250
     300,000   Chevron Corp.                                          22,059,000
     250,000   China Petroleum and Chemical Corp. - ADR               23,160,000
     100,000   CNOOC, Ltd. -  ADR                                      9,463,000
     200,000   Comstock Resources, Inc.(a)                             6,212,000
     150,000   ConocoPhillips                                         10,792,500
     275,000   Diamond Offshore Drilling, Inc.                        21,983,500
     200,000   Drill-Quip, Inc.(a)                                     7,832,000
     300,000   El Paso Corp.                                           4,584,000
     300,000   ENSCO International, Inc.                              15,018,000
     175,000   FMC Technologies, Inc.(a)                              10,785,250
      50,000   Frontline, Ltd.                                         1,592,500
     125,000   General Maritime Corp.                                  4,398,750
     125,000   GlobalSantaFe Corp.                                     7,347,500
     650,000   Grant Prideco, Inc.(a)                                 25,850,500
     125,000   Helix Energy Solutions Group, Inc.(a)                   3,921,250
     450,000   Helmerich & Payne, Inc.                                11,011,500
     125,000   Hornbeck Offshore Services, Inc.(a)                     4,462,500
     100,000   Knightsbridge Tankers, Ltd.                             2,364,000
     150,000   Lone Star Technologies, Inc.(a)                         7,261,500
     175,000   Lufkin Industries, Inc.                                10,164,000
     275,050   Marathon Oil Corp.                                     25,442,125
     700,000   Nabors Industries, Ltd.(a)                             20,846,000
     400,000   National-OilWell Varco, Inc.(a)                        24,472,000
     450,000   Newpark Resources, Inc.(a)                              3,244,500
     150,000   Noble Corp.                                            11,422,500
     100,000   Nordic American Tanker Shipping, Ltd.                   3,415,000
     350,000   Oil States International, Inc.(a)                      11,280,500
      50,000   Overseas Shipholding Group, Inc.                        2,815,000
     625,000   Parker Drilling Co.(a)                                  5,106,250
     200,000   Patterson-UTI Energy, Inc.                              4,646,000
     375,000   Petro-Canada - ADR                                     15,390,000
     250,000   Petrochina Co., Ltd. - ADR                             35,195,000
     300,000   Petroleo Brasileiro S.A. - ADR                         30,897,000
     425,000   Pride International, Inc.(a)                           12,750,000
     600,000   Range Resources Corp.                                  16,476,000
     350,000   Rowan Cos., Inc.                                       11,620,000
     260,000   Royal Dutch Shell - Class A - ADR                      18,405,400
      25,000   Schlumberger, Ltd.                                      1,579,000
     125,000   Ship Finance International, Ltd.                        2,970,000
     675,000   Superior Energy Services, Inc.(a)                      22,059,000
     525,000   TETRA Technologies, Inc.(a)                            13,429,500
     500,000   The Williams Companies, Inc.                           13,060,000
     275,000   Tidewater, Inc.                                        13,299,000

     300,000   Transocean, Inc.(a)                                    24,267,000
     125,000   Tsakos Energy Navigation, Ltd.                          5,737,500
     275,000   Ultra Petroleum Corp.(a)                               13,131,250
     325,000   Unit Corp.(a)                                          15,746,250
     125,000   W&T Offshore, Inc.                                      3,840,000
     225,000   W-H Energy Services, Inc.(a)                           10,955,250
     449,998   Weatherford International, Ltd.(a)                     18,805,416
     400,033   XTO Energy, Inc.                                       18,821,553
                                                                    ------------
               TOTAL COMMON STOCKS (COST $486,965,958)               723,646,382
               SHORT-TERM INVESTMENTS (0.4%)
$  3,252,971   Brown Brothers Harriman Time Deposit, 4.62%,
               01/03/07 #                                              3,252,971
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENTS (COST $3,252,971)          3,252,971
               Total Investments (Cost $490,218,929) 99.5%           726,899,353
               Other Assets Less Liabilities, Net 0.5%                 3,489,661
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $730,389,014
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.

ADR  American Depositary Receipt.

SCHEDULE OF INVESTMENTS
ICON FINANCIAL FUND
DECEMBER 31, 2006
(UNAUDITED)

  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (99.5%)
      56,400   A.G. Edwards, Inc.                                   $  3,569,556
     126,200   American Capital Strategies, Ltd.                       5,838,012
      99,800   American Express Co.                                    6,054,866
     380,900   American International Group, Inc.                     27,295,294
     116,600   Ameriprise Financial, Inc.                              6,354,700
     220,800   Anthracite Capital, Inc.                                2,810,784
     210,200   Banco Bilbao Vizcaya Argentaria, S.A.                   5,057,412
     327,600   Banco Santander Central Hispano SA - ADR                6,113,016
     221,600   Bank of America Corp.                                  11,831,224
      61,800   Bank of Ireland - ADR                                   5,696,106
      94,800   BNP Paribas - ADR                                       5,180,820
     221,800   Cash America International, Inc.                       10,402,420
      13,900   Chicago Mercantile Exchange                             7,085,525
     156,500   Citigroup, Inc.                                         8,717,050
     166,100   Credit Suisse Group - ADR                              11,602,085
      78,300   Deutsche Bank AG - ADR                                 10,432,692
      21,400   Everest Re Group, Ltd.                                  2,099,554
     214,500   EZCORP, Inc.(a)                                         3,485,625
     209,600   Fannie Mae                                             12,448,144
     179,500   Federal Home Loan Mortgage Corp.                       12,188,050
      66,800   Fidelity National Financial, Inc.                       1,595,184
      76,500   Franklin Resources, Inc.                                8,428,005
     114,100   Horace Mann Educators Corp.                             2,304,820
     174,100   ICICI Bank, Ltd. - ADR                                  7,266,934
     101,900   ING Group N.V. - ADR                                    4,500,923
     103,400   iStar Financial, Inc.                                   4,944,588
      48,700   Jones Lang LaSalle, Inc.                                4,488,679
     333,200   JPMorgan Chase & Co.                                   16,093,560
     110,100   Lehman Brothers Holding, Inc.                           8,601,012
      52,500   Lincoln National Corp.                                  3,486,000
     146,400   Loews Corp.                                             6,071,208
      49,300   Mastercard, Inc. - Class A                              4,855,557
     190,700   MCG Capital Corp.                                       3,875,024
     145,100   Merrill Lynch & Co., Inc.                              13,508,810
     147,400   MetLife, Inc.                                           8,698,074
     380,100   MFA Mortgage Investments, Inc.                          2,922,969
     226,600   Morgan Stanley                                         18,452,038
     221,700   Nasdaq Stock Market, Inc.(a)                            6,826,143
     231,200   Newcastle Investment Corp.                              7,241,184
     151,600   Philadelphia Consolidated Holding Corp.(a)              6,755,296
      63,525   Portfolio Recovery Associates, Inc.(a)                  2,965,982
      38,600   RenaissanceRe Holdings, Ltd.                            2,316,000
      91,100   St. Paul Travelers Cos., Inc.                           4,891,159
      43,200   State Street Corp.                                      2,913,408
     105,800   The Allstate Corp.                                      6,888,638
     130,800   The Bank of New York Co., Inc.                          5,149,596
      38,100   The Bear Stearns Cos., Inc.                             6,201,918
     237,300   The Charles Schwab Corp.                                4,589,382
     149,150   The First Marblehead Corp.                              8,151,048
      93,400   The Goldman Sachs Group, Inc.                          18,619,289
     187,200   UBS AG - ADR                                           11,293,776
      75,900   US Bancorp                                              2,746,821
     100,300   Wells Fargo & Co.                                       3,566,668

     167,400   World Acceptance Corp.(a)                               7,859,430
                                                                    ------------
               TOTAL COMMON STOCKS (COST $333,473,706)               393,332,058
               SHORT-TERM INVESTMENTS (0.1%)
$    409,631   Brown Brothers Harriman Time Deposit, 4.62%,
               01/03/07 #                                                409,631
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENT (COST $409,631)               409,631
               Total Investments (Cost $333,883,337) 99.6%           393,741,689
               Other Assets Less Liabilities 0.4%                      1,711,815
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $395,453,504
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.

ADR  American Depositary Receipt.

SCHEDULE OF INVESTMENTS
ICON HEALTHCARE FUND
DECEMBER 31, 2006
(UNAUDITED)

   SHARES                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (99.5%)
      75,000   Adams Respiratory Therapeutics, Inc.(a)              $  3,060,750
     150,000   Alpharma, Inc. - Class A                                3,615,000
     133,334   Amedisys, Inc.(a)                                       4,382,689
     475,000   AmerisourceBergen Corp.                                21,356,000
     200,000   Amgen, Inc.(a)                                         13,662,000
     225,000   AMN Healthcare Services, Inc.(a)                        6,196,500
     100,000   AstraZeneca PLC - ADR                                   5,355,000
     250,000   Barr Pharmaceuticals, Inc.(a)                          12,530,000
     100,000   Biogen Idec, Inc.(a)                                    4,919,000
     200,000   Biovail Corp.                                           4,232,000
     150,000   Cambrex Corp.                                           3,408,000
      75,000   Cardinal Health, Inc.                                   4,832,250
     150,000   Caremark Rx, Inc.                                       8,566,500
     400,000   Celgene Corp.(a)                                       23,012,000
     125,000   Cerner Corp.(a)                                         5,687,500
     125,000   CIGNA Corp.                                            16,446,250
     125,000   Community Health Systems, Inc.(a)                       4,565,000
      50,000   Coventry Health Care, Inc.(a)                           2,502,500
     225,000   DaVita, Inc.(a)                                        12,798,000
     250,000   Dr. Reddy's Laboratories, Ltd. - ADR                    4,550,000
     350,000   Eli Lilly & Co.                                        18,235,000
     325,000   Forest Laboratories, Inc.(a)                           16,445,000
      50,000   Genentech, Inc.(a)                                      4,056,500
     175,000   Genzyme Corp.(a)                                       10,776,500
     150,000   Gilead Sciences, Inc.(a)                                9,739,500
     200,000   Henry Schein, Inc.(a)                                   9,796,000
     200,000   Humana, Inc.(a)                                        11,062,000
     300,000   Immucor, Inc.(a)                                        8,769,000
     200,000   Inventiv Health, Inc.(a)                                7,070,000
     425,000   Johnson & Johnson, Inc.                                28,058,500
     325,000   K-V Pharmaceutical Co.(a)                               7,728,500
     500,000   King Pharmaceuticals, Inc.(a)                           7,960,000
     175,000   LifeCell Corp.(a)                                       4,224,500
     100,000   Lincare Holdings, Inc.(a)                               3,984,000
     100,000   Manor Care, Inc.                                        4,692,000
      75,000   Matthews International Corp. - Class A                  2,951,250
     150,000   McKesson HBOC, Inc.                                     7,605,000
     125,000   MedcoHealth Solutions, Inc.(a)                          6,680,000
     425,000   Merck & Co., Inc.                                      18,530,000
     775,000   Mylan Laboratories, Inc.                               15,469,000
     150,000   Owens & Minor, Inc.                                     4,690,500
     550,000   Pfizer, Inc.                                           14,245,000
     100,000   Possis Medical, Inc.(a)                                 1,348,000
     350,000   PSS World Medical, Inc.(a)                              6,835,500
     150,000   Psychiatric Solutions, Inc.(a)                          5,628,000
     100,000   Quest Diagnostics, Inc.                                 5,300,000
     180,000   ResMed, Inc.(a)                                         8,859,600
     200,000   Respironics, Inc.(a)                                    7,550,000
     150,000   Sciele Pharma, Inc.(a)                                  3,600,000
     275,000   Stryker Corp.                                          15,155,250
     104,500   Syneron Medical, Ltd.(a)                                2,835,085
     150,000   Teva Pharmaceutical Industries, Ltd. - ADR              4,662,000
     425,000   Thermo Electron Corp.(a)                               19,248,250
     225,000   UnitedHealth Group, Inc.                               12,089,250

     100,000   Universal Health Services, Inc. - Class B               5,543,000
     100,000   Wellpoint, Inc.(a)                                      7,869,000
     200,000   Wyeth                                                  10,184,000
     200,000   Zimmer Holdings, Inc.(a)                               15,676,000
                                                                    ------------
               TOTAL INVESTMENTS (COST $444,631,485) 99.5%           520,827,624
               Other Assets Less Liabilities 0.5%                      2,685,581
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $523,513,205
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

ADR  American Depositary Receipt.

SCHEDULE OF INVESTMENTS
ICON INDUSTRIALS FUND
DECEMBER 31, 2006
(UNAUDITED)

  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (98.2%)
      32,500   AAR Corp.(a)                                         $    948,675
      75,000   ABB Ltd. - ADR                                          1,348,500
      29,500   Acuity Brands, Inc.                                     1,535,180
      31,300   Alaska Air Group, Inc.(a)                               1,236,350
      17,600   Alexander & Baldwin, Inc.                                 780,384
      19,500   Allied Waste Industries, Inc.(a)                          239,655
      12,500   American Commercial Lines, Inc.(a)                        818,875
      10,000   American Standard Companies, Inc.                         458,500
      15,000   AMETEK, Inc.                                              477,600
      15,000   AMR Corp.(a)                                              453,450
      10,000   Astec Industries, Inc.(a)                                 351,000
      32,000   Baldor Electric Co.                                     1,069,440
      20,000   Ball Corp.                                                872,000
      11,000   Barrett Business Services, Inc.                           257,620
      29,500   Belden CDT, Inc.                                        1,153,155
      10,000   Black & Decker Corp.                                      799,700
       6,000   Bristow Group, Inc.(a)                                    216,540
       6,800   British Airways PLC - ADR(a)                              702,236
      12,900   Burlington Northern Santa Fe Corp.                        952,149
      11,100   Canadian National Railway Co. - ADR                       477,633
      18,500   Canadian Pacific Railway, Ltd. - ADR                      976,060
      16,000   Canon, Inc. - ADR                                         905,440
      10,000   CDI Corp.                                                 249,000
      17,500   Ceradyne, Inc.(a)                                         988,750
      17,500   Cintas Corp.                                              694,925
       7,200   Clean Harbors Inc.(a)                                     348,552
      10,000   Consolidated Graphics, Inc.(a)                            590,700
       5,000   Continental Airlines, Inc. - Class B(a)                   206,250
      11,000   Copart, Inc.(a)                                           330,000
      10,000   Corrections Corp of America(a)                            452,300
      15,000   CRA International, Inc.(a)                                786,000
       5,000   Craftmade International, Inc.                              89,800
      31,500   CSX Corp.                                               1,084,545
      27,500   Curtiss-Wright Corp.                                    1,019,700
       7,500   Danaher Corp.                                             543,300
       9,700   Deere & Co.                                               922,179
      14,000   Diana Shipping, Inc.                                      221,340
       8,100   Double Hull Tankers, Inc.                                 131,139
       7,600   Dover Corp.                                               372,552
       5,000   DRS Technologies, Inc.                                    263,400
      30,000   Dryships Inc.                                             540,300
      22,000   Dun & Bradstreet Corp.(a)                               1,821,380
       5,000   Eaton Corp.                                               375,700
       5,000   Emerson Electric Co.                                      220,350
      25,000   Ennis, Inc.                                               611,500
      14,000   Equifax, Inc.                                             568,400
      75,000   Excel Maritime Carriers, Ltd.(a)                        1,095,750
      21,600   Franklin Electric Co., Inc.                             1,110,024
      15,000   FTI Consulting, Inc.(a)                                   418,350
      29,000   Gehl Co.(a)                                               798,370
      18,000   Genco Shipping & Trading Ltd.                             502,920

       7,200   General Cable Corp.(a)                                    314,712
      23,800   General Dynamics Corp.                                  1,769,530
      85,800   General Electric Co.                                    3,192,618
       3,800   General Maritime Corp.                                    133,722
      11,500   Genlyte Group Inc.(a)                                     898,265
      18,000   Greenbrier Cos., Inc.                                     540,000
      10,000   Harley-Davidson, Inc.                                     704,700
      61,700   Healthcare Services Group, Inc.                         1,786,832
      10,000   HEICO Corp.                                               388,300
      31,300   Herman Miller, Inc.                                     1,138,068
      20,000   Honeywell International, Inc.                             904,800
      14,000   Hubbell, Inc. - Class B                                   632,940
      18,800   ICT Group, Inc.(a)                                        593,892
      11,300   IDEX Corp.                                                535,733
      10,500   II-VI, Inc.(a)                                            293,370
       8,400   Ingersoll Rand Co., Ltd. - Class A                        328,692
      10,000   Joy Global, Inc.                                          483,400
       9,700   Kansas City Southern(a)                                   281,106
      10,000   Kaydon Corp.                                              397,400
      10,000   Kelly Services, Inc. - Class A                            289,400
      37,500   Kirby Corp.(a)                                          1,279,875
      10,500   L-3 Communications Holdings, Inc.                         858,690
      27,500   Lockheed Martin Corp.                                   2,531,925
      12,500   LSI Industries, Inc.                                      248,125
      10,000   Manpower, Inc.                                            749,300
      20,000   Masco Corp.                                               597,400
      20,000   Moog, Inc.- Class A(a)                                    763,800
      17,500   Northrop Grumman Corp.                                  1,184,750
       5,800   OMI Corp.                                                 122,786
       7,600   Parker Hannifin Corp.                                     584,288
      10,000   PeopleSupport, Inc.(a)                                    210,500
       7,500   Precision Castparts Corp.                                 587,100
      50,000   Quintana Maritime, Ltd.                                   551,000
      50,000   R.R. Donnelley & Sons Co.                               1,777,000
      34,300   Raytheon Co.                                            1,811,040
      25,000   Regal-Beloit Corp.                                      1,312,750
      20,000   Republic Services, Inc.                                   813,400
      50,000   Seaspan Corp.                                           1,156,000
       6,400   Ship Finance International, Ltd.                          152,064
      12,500   Steelcase, Inc. - Class A                                 227,000
       3,200   Teekay Shipping Corp.                                     139,584
      20,000   Teledyne Technologies, Inc.(a)                            802,600
      12,000   Terex Corp.(a)                                            774,960
      40,000   The Boeing Co.                                          3,553,600
      16,200   The Stanley Works                                         814,698
      10,000   The Toro Co.                                              466,300
       7,500   Thomas & Betts Corp.(a)                                   354,600
      18,000   Trinity Industries Inc.                                   633,600
       3,200   Tsakos Energy Navigation, Ltd.                            146,880
       5,000   UAL Corp.(a)                                              220,000
       9,100   Union Pacific Corp.                                       837,382
      20,000   United Technologies Corp.                               1,250,400
      19,500   Wabtec Corp.                                              592,410
      16,700   Waste Connections, Inc.(a)                                693,885
      19,500   Waste Management, Inc.                                    717,015
      23,600   Woodward Governor Co.                                     937,156
      53,000   Xerox Corp.(a)                                            898,350
                                                                    ------------
               TOTAL COMMON STOCKS (COST $72,508,967)                 81,347,311

               SHORT-TERM INVESTMENTS (3.0%)
$  2,517,391   Brown Brothers Harriman Time Deposit, 4.62%,
               01/03/07 #                                              2,517,391
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENTS (COST $2,517,391)          2,517,391
               Total Investments (Cost $75,026,358) 101.2%            83,864,702
               Liabilities Less Other Assets, Net (1.2)%              (1,020,078)
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $ 82,844,624
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.

ADR  American Depositary Receipt.

SCHEDULE OF INVESTMENTS
ICON INFORMATION TECHNOLOGY FUND
DECEMBER 31, 2006
(UNAUDITED)

   SHARES                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (99.7%)
      18,900   Accenture, Ltd.                                      $    697,977
      41,700   Alliance Data Systems Corp.(a)                          2,604,999
     154,100   Altera Corp.(a)                                         3,032,688
      18,500   Amphenol Corp. - Class A                                1,148,480
      20,100   Anixter International, Inc.(a)                          1,091,430
     108,100   Apple Computer, Inc.(a)                                 9,171,204
     137,100   Applied Materials, Inc.                                 2,529,495
      67,600   AT&T, Inc.                                              2,416,700
      32,400   AutoDesk, Inc.(a)                                       1,310,904
      25,800   Avnet, Inc.(a)                                            658,674
      32,600   Broadcom Corp. - Class A(a)                             1,053,306
      14,500   Brother Industries, Ltd. - ADR                          1,953,875
      11,800   BT Group PLC - ADR                                        706,702
      99,450   Canon, Inc. - ADR                                       5,627,876
     832,500   Cisco Systems, Inc.(a)                                 22,752,225
      66,700   Cognizant Technology Solutions Corp.(a)                 5,146,572
     474,600   Dell, Inc.(a)                                          11,907,714
      57,300   Diebold, Inc.                                           2,670,180
      19,400   Diodes, Inc.(a)                                           688,312
     232,800   eBay, Inc.(a)                                           7,000,296
     166,700   EMC Corp.(a)                                            2,200,440
      64,300   Fair Issac Corp.                                        2,613,795
      42,600   Fiserv, Inc.(a)                                         2,233,092
      20,500   Global Imaging Systems, Inc.(a)                           449,975
      40,700   Google, Inc. - Class A(a)                              18,741,536
     372,500   Hewlett-Packard Co.                                    15,343,275
       9,900   High Tech Computer Corp. - GDR                            774,180
     275,700   Hon Hai Precision Industry Co., Ltd. - GDR              3,878,590
      46,000   Infocrossing, Inc.(a)                                     749,800
     918,200   Intel Corp.                                            18,593,550
     209,100   International Business Machines Corp.                  20,314,065
      28,000   KLA-Tencor Corp.                                        1,393,000
      40,200   Mastercard, Inc. - Class A                              3,959,298
      16,900   Micros Systems, Inc.(a)                                   890,630
   1,117,900   Microsoft Corp.                                        33,380,494
     114,500   Motorola, Inc.                                          2,354,120
      21,700   National Semiconductor Corp.                              492,590
      31,400   Nokia Corp. - ADR                                         638,048
     642,600   Oracle Corp.(a)                                        11,014,164
      45,300   PDF Solutions, Inc.(a)                                    654,585
      48,400   Qualcomm, Inc.                                          1,829,036
      11,500   SAP AG - ADR                                              610,650
      52,400   Seagate Technology                                      1,388,600
     708,157   Siliconware Precision Industries Co. - ADR              5,566,114
      45,700   Standard Microsystems Corp.(a)                          1,278,686
     187,700   Symantec Corp.(a)                                       3,913,545
     504,762   Taiwan Semiconductor Manufacturing Co., Ltd. - ADR      5,517,049
      34,100   TALX Corp.                                                936,045
      40,500   Telenor ASA - ADR                                       2,285,415
      35,100   Tessera Technology, Inc.(a)                             1,415,934
     187,100   Texas Instruments, Inc.                                 5,388,480
     317,100   Xerox Corp.(a)                                          5,374,845
                                                                    ------------
               TOTAL INVESTMENTS (COST $220,793,132) 99.7%           260,343,235

               Other Assets Less Liabilities 0.3%                        691,985
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $261,035,220
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

SCHEDULE OF INVESTMENTS
ICON LEISURE AND CONSUMER STAPLES FUND
DECEMBER 31, 2006
(UNAUDITED)

   SHARES                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (99.3%)
      52,900   A.C. Moore Arts & Crafts, Inc.(a)                    $  1,146,343
      55,400   Alberto-Culver Co.                                      1,188,330
      30,800   Altria Group, Inc.                                      2,643,256
      35,700   Brinker International, Inc.                             1,076,712
      18,800   Buffalo Wild Wings, Inc.(a)                             1,000,160
      34,100   Bunge, Ltd.                                             2,472,591
      80,400   Cablevision Systems Corp.                               2,289,792
      46,700   Carnival Corp.                                          2,290,635
      30,400   CBRL Group, Inc.                                        1,360,704
      36,200   Central European Distribution Corp.(a)                  1,075,140
      12,600   Central Garden & Pet Co.(a)                               610,092
      50,700   Clear Channel Communications, Inc.                      1,801,878
     154,500   Comcast Corp. - Class A(a)                              6,539,985
      59,100   ConAgra Foods, Inc.                                     1,595,700
      26,600   Corn Products International, Inc.                         918,764
      37,700   Darden Restaurants, Inc.                                1,514,409
      25,800   Dean Foods Co.(a)                                       1,090,824
      34,200   Eastman Kodak Co.                                         882,360
      55,300   EchoStar Communications Corp. - Class A(a)              2,103,059
       7,100   Energizer Holdings, Inc.(a)                               504,029
      12,100   Fomento Economico Mexicano, S.A. de C.V. - ADR          1,400,696
      21,400   FUJIFILM Holdings Corp. - ADR                             884,462
       2,200   Google, Inc. - Class A(a)                               1,013,056
      81,500   Gruma S.A. - ADR                                        1,185,825
      63,400   Grupo Televisa S.A. - ADR                               1,712,434
      18,500   Harley-Davidson, Inc.                                   1,303,695
      28,400   Hewlett-Packard Co.                                     1,169,796
      35,600   Hilton Hotels Corp.                                     1,242,440
      17,200   International Speedway Corp. - Class A                    877,888
      57,300   JAKKS Pacific, Inc.(a)                                  1,251,432
     133,700   K2, Inc.(a)                                             1,763,503
      22,000   Kimberly-Clark Corp.                                    1,494,900
     107,300   Koninkljke Ahold N.V. - ADR(a)                          1,135,234
      30,100   Lee Enterprises, Inc.                                     934,906
      73,500   Mattel, Inc.                                            1,665,510
      73,300   McDonald's Corp.                                        3,249,389
     199,300   Mediacom Communications Corp.(a)                        1,602,372
      22,500   Meredith Corp.                                          1,267,875
      40,600   Nash Finch Co.                                          1,108,380
      21,900   NBTY, Inc.(a)                                             910,383
      16,900   Nestle S.A. - ADR                                       1,498,185
     141,800   News Corp. - Class A                                    3,045,864
      56,000   O'Charley's, Inc.(a)                                    1,191,680
      23,300   Polaris Industries, Inc.                                1,091,139
      89,600   Procter & Gamble Co.                                    5,758,592
      30,900   Rare Hospitality International, Inc.(a)                 1,017,537
      32,100   RC2 Corp.(a)                                            1,412,400
      97,300   Rentrak Corp.(a)                                        1,508,150
      21,300   Royal Caribbean Cruises, Ltd.                             881,394
      35,700   Safeway, Inc.                                           1,233,792
      55,800   Sara Lee Corp.                                            950,274
      39,500   Scholastic Corp.(a)                                     1,415,680
      29,900   Steinway Musical Instruments, Inc.(a)                     926,601
     105,300   The DIRECTV Group, Inc.(a)                              2,626,182

     104,000   The Walt Disney Co.                                     3,564,080
     164,900   Time Warner, Inc.                                       3,591,522
      22,300   USANA Health Sciences, Inc.(a)                          1,152,018
      39,300   Viacom, Inc. - Class B(a)                               1,612,479
      19,800   Wimm-Bill-Dann Foods - ADR                              1,317,690
      26,900   Yum! Brands                                             1,581,720
                                                                    ------------
               TOTAL INVESTMENTS (COST $87,289,206) 99.3%             98,655,918
               Other Assets Less Liabilities 0.7%                        705,326
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $ 99,361,244
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

ADR  American Depositary Receipt.

SCHEDULE OF INVESTMENTS
ICON MATERIALS FUND
DECEMBER 31, 2006
(UNAUDITED)

  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (98.5%)
      12,000   Agnico-Eagle Mines, Ltd.                             $    494,880
      78,100   Air Products & Chemical, Inc.                           5,488,868
      51,500   Albemarle Corp.                                         3,697,700
      23,500   Alcan, Inc. - ADR                                       1,145,390
      22,300   Allegheny Technologies, Inc.                            2,022,164
      76,000   Ball Corp.                                              3,313,600
      15,200   Barrick Gold Corp. - ADR                                  466,640
     100,000   Bemis Co., Inc.                                         3,398,000
       5,200   Carpenter Technology Corp.                                533,104
      69,700   Chesapeake Corp.                                        1,186,294
      40,400   Companhia Vale do Rio Doce - ADR                        1,201,496
      20,900   Compass Minerals International, Inc.                      659,604
      45,900   Crown Holdings, Inc.(a)                                   960,228
      30,900   Cytec Industries, Inc.                                  1,746,159
      83,800   Dow Chemical Co.                                        3,346,972
     245,000   E.I. du Pont de Nemours and Co.                        11,933,950
      26,900   Eagle Materials, Inc.                                   1,162,887
      82,200   Ferro Corp.                                             1,700,718
      25,000   FMC Corp.                                               1,913,750
      47,500   Freeport-McMoran Copper & Gold, Inc. - Class B          2,647,175
      10,900   Greif, Inc.                                             1,290,560
     254,900   Hercules, Inc.(a)                                       4,922,119
      83,700   International Flavors & Fragrances, Inc.                4,114,692
       9,400   Lafarge S.A. - ADR                                        349,680
      94,600   Lubrizol Corp.                                          4,742,298
      58,500   Macdermid, Inc.                                         1,994,850
      29,100   Martin Marietta Materials, Inc.                         3,023,781
      14,500   Mittal Steel Co. NV                                       611,610
     217,600   Myers Industries, Inc.                                  3,407,616
      18,200   Northwest Pipe Co.(a)                                     611,884
      24,600   OM Group, Inc.(a)                                       1,113,888
      32,200   Pactiv Corp.(a)                                         1,149,218
      45,400   Posco - ADR                                             3,753,218
      53,900   PPG Industries, Inc.                                    3,460,919
     109,900   Praxair, Inc.                                           6,520,367
      10,400   Rexam PLC - ADR                                           541,320
     219,400   RPM International, Inc.                                 4,583,266
      23,900   RTI International Metals, Inc.(a)                       1,869,458
      28,600   Sealed Air Corp.                                        1,856,712
      26,600   Silgan Holdings, Inc.                                   1,168,272
      49,400   Sonoco Products Co.                                     1,880,164
      66,200   Southern Copper Corp.                                   3,567,518
      91,300   Spartech Corp.                                          2,393,886
      33,200   Steel Dynamics, Inc.                                    1,077,340
      26,700   Syngenta AG - ADR                                         991,638
      23,200   The Scotts Miracle-Gro Co.                              1,198,280
      26,600   Vulcan Materials Co.                                    2,390,542
                                                                    ------------
               TOTAL COMMON STOCKS (COST $97,481,882)                113,604,675
               SHORT-TERM INVESTMENTS (0.4%)
$   421,365    Brown Brothers Harriman Time Deposit, 4.62%,
               01/03/07 #                                                421,365
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENT (COST $421,365)               421,365

               Total Investments (Cost $97,903,247) 98.9%            114,026,040
               Other Assets Less Liabilities 1.1%                      1,246,118
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $115,272,158
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.

ADR  American Depositary Receipt.

SCHEDULE OF INVESTMENTS
ICON TELECOMMUNICATIONS & UTILITIES FUND
DECEMBER 31, 2006
(UNAUDITED)

  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (98.9%)
      25,000   Allegheny Energy, Inc.(a)                            $  1,147,750
       4,000   Allete, Inc.                                              186,160
      50,000   America Movil S.A. de C.V. - ADR                        2,261,000
      15,000   America Telecom, S.A. de C.V. - ADR(a)                    272,931
      45,000   American Electric Power Co., Inc.                       1,916,100
      22,500   Anixter International, Inc.(a)                          1,221,750
     425,200   AT&T, Inc.                                             15,200,900
      10,075   BCE, Inc.                                                 272,025
      65,000   BT Group PLC - ADR                                      3,892,850
      30,000   CenterPoint Energy, Inc.                                  497,400
      10,000   China Mobile, Ltd. - ADR                                  432,200
      15,000   China Unicom, Ltd. - ADR                                  223,350
     117,000   Cisco Systems, Inc.(a)                                  3,197,610
       5,000   Cleco Corp.                                               126,150
      25,000   Comcast Corp. - Class A(a)                              1,058,250
       9,000   Companhia de Saneamento Basico de Estado de Sao
               Paulo - ADR                                               304,560
       5,000   Companhia Energetica de Minas Gerais - ADR                241,000
      15,000   Companhia Paranaense de Energia - ADR                     164,700
      17,000   Consolidated Edison Company of New York, Inc.             817,190
      30,000   Constellation Energy Group                              2,066,100
       4,000   CPFL Energia S.A. - ADR                                   163,920
      25,000   Digi International, Inc.(a)                               344,750
      40,000   Dominion Resources, Inc. of Virginia                    3,353,599
      10,000   DTE Energy Co.                                            484,100
      32,500   Edison International                                    1,478,100
      12,500   El Paso Electric Co.(a)                                   304,625
      10,000   Embarq Corp.                                              525,600
      65,000   Enersis S.A. - ADR                                      1,040,000
      18,600   Entergy Corp.                                           1,717,152
      80,000   Exelon Corp.                                            4,951,200
      35,000   First Energy Corp.                                      2,107,350
      47,500   FPL Group, Inc.                                         2,584,950
      90,000   France Telecom S.A. - ADR                               2,493,000
       5,000   Golden Telecom, Inc.                                      234,200
       5,000   Huaneng Power International, Inc. - ADR                   179,650
      15,000   International Power PLC - ADR                           1,137,150
     200,000   Koninklijke (Royal) KPN N.V. - ADR                      2,852,000
      10,000   Korea Electric Power Corp. - ADR(a)                       227,100
      40,000   KT Corp. - ADR(a)                                       1,014,000
       5,000   Lockheed Martin Corp.                                     460,350
      12,500   National Grid PLC - ADR                                   907,750
       6,000   NICE Systems, Ltd. - ADR(a)                               184,680
      20,000   NII Holdings, Inc.(a)                                   1,288,800
      20,000   NRG Energy, Inc.(a)                                     1,120,200
     100,000   Partner Communications Co., Ltd.                        1,143,000
      20,000   Pepco Holdings, Inc.                                      520,200
      35,000   PG&E Corp.                                              1,656,550
      35,000   Philippine Long Distance Telephone Co. - ADR            1,789,550
       7,500   Pinnacle West Capital Corp.                               379,800
      25,000   PNM Resources, Inc.                                       777,500
      15,000   PPL Corp.                                                 537,600
      22,500   PT Telekomunikasi Indonesia - ADR                       1,026,000
      40,000   Puget Energy, Inc.                                      1,014,400
     100,000   Sprint Corp. (FON Group)                                1,889,000

      10,000   Swisscom AG - ADR                                         377,600
      30,000   Telecom Italia S.p.A. - ADR                               903,900
      10,000   Telecomunicacoes de Sao Paulo S.A. - ADR                  256,300
      69,566   Telefonica S.A. - ADR                                   4,434,833
      55,000   Telefonos de Mexico S.A. de C.V. - ADR                  1,553,200
      35,000   Telekom Austria AG - ADR                                1,873,550
      76,500   Telenor ASA - ADR                                       4,316,895
      15,000   Telus Corp.                                               670,050
       5,000   Tim Participacoes S.A. - ADR                              173,100
      50,000   TXU Corp.                                               2,710,500
       7,500   UniSource Energy Corp.                                    273,975
       7,500   US Cellular Corp.(a)                                      521,925
     279,000   Verizon Communications, Inc.                           10,389,960
       5,000   Vodafone Group PLC - ADR                                  138,900
       5,000   Wisconsin Energy Corp.                                    237,300
       5,000   WPS Resources Corp.                                       270,150
      40,000   Xcel Energy, Inc.                                         922,400
                                                                    ------------
               TOTAL COMMON STOCKS (COST $92,790,273)                107,412,340
               SHORT-TERM INVESTMENTS (2.7%)
$  2,971,401   Brown Brothers Harriman Time Deposit, 4.62%,
               01/03/07 #                                              2,971,401
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENTS (COST $2,971,401)
               Total Investments (Cost $95,761,674) 101.6%           110,383,741
               Liabilities Less Other Assets (1.6%)                   (1,752,601)
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $108,631,140
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.

ADR  American Depositary Receipt.

Notes to Schedules of Investments

December 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The ICON Consumer Discretionary Fund ("Consumer Discretionary Fund"), ICON Energy Fund ("Energy Fund"), ICON Financial Fund ("Financial Fund"), ICON Healthcare Fund ("Healthcare Fund"), ICON Industrials Fund ("Industrials Fund"), ICON Information Technology Fund ("Information Technology Fund"), ICON Leisure and Consumer Staples Fund ("Leisure and Consumer Staples Fund"), ICON Materials Fund ("Materials Fund"), and ICON Telecommunication & Utilities Fund ("Telecommunication & Utilities Fund") are series funds (individually a "Fund" and collectively, the "Funds"). The Funds are part of the ICON Funds (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company. There are eight other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

The Funds invest primarily in securities of companies whose principal business activities fall within specific industries and sectors. Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of each of Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

In addition, in the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be minimal.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

INVESTMENT VALUATION

The Funds' securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. The Funds use pricing services to report the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service quote of valuation is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds' securities or other assets are valued at fair value as determined in good faith by the Funds' Board of Trustees ("Board") or pursuant to procedures approved by the Board.

Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds' securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds' adviser determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund's net asset value ("NAV") may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' Schedules of Investments.

REPURCHASE AGREEMENTS

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds' custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the quarter ended December 31, 2006.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any foreign currency contracts during the quarter ended December 31, 2006.

FUTURES CONTRACTS

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the quarter ended December 31, 2006.

OPTIONS TRANSACTIONS

Each Fund may write call and put options on any security in which it may invest. When a Fund writes a put or call option, an amount equal to the premium received is marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the quarter ended December 31, 2006.

INCOME TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends received by shareholders of the Funds which are derived from foreign source income and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds. Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The ICON Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INVESTMENT TRANSACTIONS

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

ALLOCATION OF INCOME AND EXPENSES

Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets.

SCHEDULE OF INVESTMENTS
ICON BOND FUND
DECEMBER 31, 2006
(UNAUDITED)

  PRINCIPAL                                   INTEREST   MATURITY
   AMOUNT                                       RATE       DATE        VALUE
------------                                  --------   --------   ------------
               CORPORATE BONDS (66.9%)
$    220,000   Ace INA Holdings, Inc.             8.88%  08/15/29   $    291,689
     400,000   Afc Capital Trust I                8.21   02/03/27        413,656
   1,000,000   AIG International Lease
               Finance Corp.                      5.75   02/15/07      1,000,299
   1,032,000   AK Steel Corp.                     7.88   02/15/09      1,031,999
     275,000   Allied Waste North America         5.75   02/15/11        266,063
     150,000   Allstate Life Global Fund          3.50   07/30/07        148,477
     750,000   American General Finance           5.38   10/01/12        747,921
     500,000   Autozone, Inc.                     5.50   11/15/15        479,981
     250,000   Bank One Corp.                     4.13   09/01/07        247,968
     297,000   Calenergy Co., Inc.                7.63   10/15/07        301,661
   1,000,000   CBS Corp.                          5.63   05/01/07      1,000,515
     250,000   Centex Corp.                       4.55   11/01/10        240,640
     250,000   Centex Corp.                       5.25   06/15/15        236,124
   1,127,000   Chartered Semiconductor -YD        5.75   08/03/10      1,126,435
   1,020,000   Cigna Corp.                        8.25   01/01/07      1,020,064
     450,000   Cincinnati Financial Corp.         6.90   05/15/28        496,991
     750,000   Cit Group, Inc.                    4.75   12/15/10        734,495
     355,000   Cit Group, Inc.                    7.75   04/02/12        391,390
     500,000   Cit Group, Inc.                    5.13   09/30/14        485,657
     900,000   Cit Group, Inc.                    5.85   09/15/16        913,215
     900,000   Cit Group, Inc.                    6.00   04/01/36        887,380
     500,000   Citigroup, Inc.                    6.00   10/31/33        512,095
     410,000   CNA Financial Corp.                6.60   12/15/08        418,667
     400,000   Comcast Cable Communications       8.88   05/01/17        481,717
   1,750,000   Comcast Cable Communications
               Holdings.                          8.38   03/15/13      1,993,363
   1,000,000   Countrywide Financial              4.25   12/19/07        989,346
     700,000   Countrywide Home Loan              5.50   02/01/07        700,014
   1,000,000   Countrywide Home Loan              4.13   09/15/09        971,186
     114,000   Cox Communications, Inc.           7.63   06/15/25        125,965
     100,000   D.R. Horton, Inc.                  8.00   02/01/09        104,712
     470,000   DaimlerChrysler NA Holding         4.13   03/07/07        468,909
   1,250,000   DaimlerChrysler NA Holding         4.75   01/15/08      1,238,909
     500,000   DaimlerChrysler NA Holding         8.00   06/15/10        535,682
   1,000,000   DaimlerChrysler NA Holding         7.75   01/18/11      1,070,398
     250,000   DaimlerChrysler NA Holding         8.50   01/18/31        297,608
   2,500,000   DaimlerChrysler NA Holding         6.50   11/15/13      2,566,763
     500,000   Deutsche Telekom
               International Finance - YD         8.00   06/15/10        541,417
     450,000   Deutsche Telekom
               International Finance - YD         8.25   06/15/30        553,203
     260,000   Dillards, Inc.                     9.50   09/01/09        278,525
     232,000   Dillards, Inc.                     9.13   08/01/11        249,400
     750,000   Embratel - YD                     11.00   12/15/08        823,125
     500,000   Farmers Insurance Capital
               Notes*                             7.20   07/15/48        512,024
       6,000   First American Financial           7.55   04/01/28          6,529
   1,200,000   Ford Motor Credit Co.              6.50   01/25/07      1,199,671
     500,000   Ford Motor Credit Co.              4.95   01/15/08        491,554
   1,000,000   Ford Motor Credit Co.              5.63   10/01/08        981,996
     500,000   Gannett Co., Inc.                  5.50   04/01/07        499,496
     940,000   General Electric Capital
               Corp.                              2.80   01/15/07        939,130
   1,750,000   GMAC LLC                           6.13   02/01/07      1,750,398
     500,000   GMAC LLC                           6.13   08/28/07        500,098
   1,000,000   GMAC LLC                           5.13   05/09/08        989,309

     250,000   Goldman Sachs Group, Inc.          7.35   10/01/09        263,728
     500,000   Goldman Sachs Group, Inc.          6.88   01/15/11        529,286
     500,000   Goldman Sachs Group, Inc.          6.60   01/15/12        528,579
   1,500,000   Goldman Sachs Group, Inc.          5.13   01/15/15      1,465,615
     650,000   GTE Southwest, Inc.                6.23   01/01/07        650,011
   1,028,000   Hilton Hotels Corp.                7.95   04/15/07      1,035,196
   1,950,000   Household Finance Corp.            5.75   01/30/07      1,950,529
     138,000   Household Finance Corp.            7.65   05/15/07        139,090
     670,000   Household Finance Corp.            5.88   02/01/09        679,612
     500,000   Household Finance Corp.            7.00   05/15/12        539,093
     700,000   Household Finance Corp.            6.38   11/27/12        737,085
     250,000   IBM Corp.                          3.80   02/01/08        246,063
     950,000   IBM Corp.                          8.38   11/01/19      1,185,810
     500,000   International Lease Finance
               Corp.                              4.75   04/30/07        498,962
   1,109,000   International Lease Finance
               Corp.                              5.63   06/01/07      1,109,739
     500,000   International Lease Finance
               Corp.                              6.38   03/15/09        510,768
     294,000   International Lease Finance
               Corp.                              4.88   09/01/10        288,972
     450,000   John Hancock*                      7.38   02/15/24        520,596
      50,000   JP Morgan Chase & Co.              6.70   11/01/07         50,569
     455,000   JP Morgan Chase & Co.              6.75   08/15/08        464,376
     750,000   Keycorp                            2.75   02/27/07        746,611
     500,000   Kraft Foods, Inc.                  5.25   06/01/07        499,609
     500,000   Kraft Foods, Inc.                  6.25   06/01/12        519,400
     430,000   Liberty Mutual Insurance*          8.20   05/04/07        432,330
     260,000   Marsh & Mclennan Cos, Inc.         5.38   03/15/07        259,914
     288,000   Merck & Co., Inc.                  2.50   03/30/07        286,115
     500,000   Morgan Stanley                     3.88   01/15/09        487,577
     250,000   Morgan Stanley                     4.25   05/15/10        241,601
     500,000   Morgan Stanley                     4.75   04/01/14        478,064
     400,000   New Jersey Bell Telephone          7.85   11/15/29        447,568
     122,000   NLV Financial Corp.*               6.50   03/15/35        117,950
     929,000   Owens Illinois, Inc.               8.10   05/15/07        931,323
     500,000   Pemex Project Funding Master
               Trust                              8.50   02/15/08        515,000
     270,000   Phillip Morris Co., Inc.           7.20   02/01/07        270,227
     300,000   Private Export Funding,
               Series B                           6.49   07/15/07        301,752
     500,000   Prudential Financial Inc.          4.75   06/13/15        471,294
     200,000   Pulte Homes, Inc.                  4.88   07/15/09        196,942
     250,000   Pulte Homes, Inc.                  5.20   02/15/15        238,188
     350,000   Royal Caribbean Cruises - YD       6.75   03/15/08        353,246
     100,000   Sears Roebuck Acceptance
               Corp.                              7.00   06/15/07        100,255
     382,000   Sears Roebuck Acceptance
               Corp.                              6.25   05/01/09        383,881
     213,000   Semco Energy, Inc.                 6.40   11/25/08        204,169
     650,000   St. Paul Companies, Inc.           5.75   03/15/07        650,648
     500,000   Target Corp.                       3.38   03/01/08        489,432
     350,000   Telefonica de  Argentina -
               YD                                 9.13   11/07/10        378,000
     500,000   Tennessee Gas Pipeline             7.00   10/15/28        527,939
     450,000   Time Warner Cos., Inc.             7.48   01/15/08        459,117
     288,000   TRW, Inc.                          6.32   05/27/08        290,296
     500,000   Tyco International, Ltd. -
               YD                                 6.13   11/01/08        506,189
     155,000   Union Carbide Corp.                6.70   04/01/09        156,211
     550,000   Union Tank Car Co.                 7.13   02/01/07        550,553
     410,000   Verizon, Inc.                      8.30   08/01/31        480,442
   1,000,000   Washinton Mutual Bank              5.13   01/15/15        964,585
     500,000   Wisconsin Power & Light Co.        7.00   06/15/07        503,199
                                                                    ------------
               TOTAL CORPORATE BONDS (COST
               $63,116,351)                                           63,087,135
               U.S. GOVERNMENT AND U.S.
               GOVERNMENT AGENCY BONDS
               (28.1%)
     270,000   Fannie Mae                         3.10   07/28/08        261,774
     400,000   Fannie Mae                         5.50   03/15/11        408,464

   7,000,000   Fannie Mae                         5.25   08/01/12      7,034,034
   6,000,000   Fannie Mae                         5.13   01/02/14      5,984,268
   1,500,000   Fannie Mae                         5.00   03/09/15      1,456,445
     500,000   Fannie Mae                         5.00   04/17/15        485,048
   1,000,000   Fannie Mae                         5.00   07/09/18        951,661
     255,000   Federal Farm Credit Bank           5.90   08/04/08        258,139
   1,000,000   Federal Home Loan Bank             4.00   02/12/10        972,032
     405,000   Federal Home Loan Bank             4.80   03/19/13        394,146
     750,000   Federal Home Loan Bank             5.50   02/14/20        724,040
     500,000   Federal Home Loan Bank             5.50   03/03/20        482,938
     500,000   Federal Home Loan Mortgage
               Corp.                              5.75   04/15/08        503,696
   1,500,000   Federal Home Loan Mortgage
               Corp.                              5.05   02/28/13      1,470,869
     370,000   Federal Home Loan Mortgage
               Corp.                              5.00   10/29/13        361,160
     457,000   Federal Home Loan Mortgage
               Corp.                              5.00   09/15/14        444,557
   1,500,000   Federal Home Loan Mortgage
               Corp.                              5.16   02/27/15      1,465,589
     400,000   Federal Home Loan Mortgage
               Corp.                              5.00   12/15/15        386,677
     550,000   Federal Home Loan Mortgage
               Corp.                              5.00   09/09/16        529,464
     975,000   Federal Home Loan Mortgage
               Corp.                              5.25   07/27/17        944,365
   1,000,000   US Treasury Note                   3.00   02/15/08        978,516
                                                                    ------------
               TOTAL U.S. GOVERNMENT AND
               U.S. GOVERNMENT AGENCY BONDS
               (COST $26,664,434)                                     26,497,882
               FOREIGN GOVERNMENT BOND
               (2.7%)
   1,000,000   Federal Republic Of Brazil -
               YD                                 9.38   04/07/08      1,050,000
     750,000   Federal Republic Of Brazil -
               YD                                14.50   10/15/09        931,875
     500,000   Rebuplic of South Africa -
               YD                                 6.50   06/02/14        525,625
                                                                    ------------
               TOTAL FOREIGN GOVERNMENT
               BOND (COST $2,584,050)                                  2,507,500
               SHORT-TERM INVESTMENTS
               (0.9%)
     890,343   Brown Brothers Harriman Time
               Deposit, 4.62%, 01/03/07 #                                890,343
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENTS
               (COST $890,343)                                           890,343
               TOTAL INVESTMENTS
               ($93,255,178) 98.6%                                    92,982,860
               Other Assets Less
               Liabilities 1.4%                                        1,274,893
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $ 94,257,753
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.

* Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities are considered to be illiquid. The aggregate value of these securities at December 31, 2006 was $1,582,900. which represented 1.68% of the Fund's Net Assets.

YD   Yankee Dollar Bond.

SCHEDULE OF INVESTMENTS
ICON CORE EQUITY FUND
DECEMBER 31, 2006
(UNAUDITED)

  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (99.3%)
      72,400   A.C. Moore Arts & Crafts, Inc.(a)                    $  1,568,908
      22,200   Abercrombie & Fitch Co.                                 1,545,786
      20,000   Acuity Brands, Inc.                                     1,040,800
      34,200   America Movil S.A. de C.V. - ADR                        1,546,524
      68,800   American International Group, Inc.                      4,930,208
      36,100   Ameriprise Financial, Inc.                              1,967,450
      23,900   AmerisourceBergen Corp.                                 1,074,544
      35,600   Amgen, Inc.(a)                                          2,431,836
      20,400   Apple Computer, Inc.(a)                                 1,730,736
     107,700   AT&T, Inc.                                              3,850,275
      16,400   Atwood Oceanics, Inc.(a)                                  803,108
      41,500   Avnet, Inc.(a)                                          1,059,495
      84,500   Banco Santander Central Hispano SA - ADR                1,576,770
      58,900   Bank of America Corp.                                   3,144,671
      12,200   Bank of Ireland - ADR                                   1,124,474
      11,800   Burlington Northern Santa Fe Corp.                        870,958
      82,700   Cablevision Systems Corp. - Class A                     2,355,296
      37,300   Cameron International Corp.(a)                          1,978,765
      29,900   Canon, Inc. - ADR                                       1,692,041
      55,500   Cash America International, Inc.                        2,602,950
      21,000   Celgene Corp.(a)                                        1,208,130
     104,500   CenterPoint Energy, Inc.                                1,732,610
      18,400   Centex Corp.                                            1,035,368
      40,700   Chevron Corp.                                           2,992,671
       3,000   Chicago Mercantile Exchange                             1,529,250
      19,500   China Petroleum and Chemical Corp. - ADR                1,806,480
     184,000   Cisco Systems, Inc.(a)                                  5,028,720
      56,500   Comcast Corp. - Class A(a)                              2,391,645
      25,900   Comerica, Inc.                                          1,519,812
      38,400   Curtiss-Wright Corp.                                    1,423,872
      10,900   Deere & Co.                                             1,036,263
      15,400   Deutsche Bank AG - ADR                                  2,051,896
      17,500   Dick's Sporting Goods, Inc.(a)                            857,325
      18,600   Dominion Resources, Inc. of Virginia                    1,559,424
      47,700   E.I. du Pont de Nemours and Co.                         2,323,467
      63,900   eBay, Inc.(a)                                           1,921,473
      19,900   Exelon Corp.                                            1,231,611
      78,700   Family Dollar Stores, Inc.                              2,308,271
      30,700   Fannie Mae                                              1,823,273
      25,100   Freddie Mac                                             1,704,290
      50,200   Forest Laboratories, Inc.(a)                            2,540,120
      34,200   FPL Group, Inc.                                         1,861,164
      79,100   General Electric Co.                                    2,943,311
      24,600   General Maritime Corp. - ADR                              865,674
       6,900   Google, Inc. - Class A(a)                               3,177,312
      22,300   Healthcare Services Group, Inc.                           645,808
      16,900   Henry Schein, Inc.(a)                                     827,762
      76,300   Hercules, Inc.(a)                                       1,473,353
      83,000   Hewlett-Packard Co.                                     3,418,770
      59,100   Honda Motor Co., Ltd. - ADR                             2,336,814
      88,800   Horace Mann Educators Corp.                             1,793,760
      28,200   Hovnanian Enterprises, Inc. - Class A(a)                  955,980
      11,800   Infosys Technologies, Ltd. - ADR                          643,808

     170,100   Intel Corp.                                             3,444,525
      47,400   International Business Machines Corp.                   4,604,910
      38,300   International Flavors & Fragrances, Inc.                1,882,828
      80,000   Johnson & Johnson, Inc.                                 5,281,600
      91,100   JPMorgan Chase & Co.                                    4,400,130
      21,700   K-Swiss, Inc.                                             667,058
      63,200   K-V Pharmaceutical Co.(a)                               1,502,896
      48,200   Kirby Corp.(a)                                          1,645,066
      44,600   Kohl's Corp.(a)                                         3,051,978
      62,000   Koninklijke (Royal) KPN N.V. - ADR                        884,120
      13,400   Lehman Brothers Holding, Inc.                           1,046,808
      39,800   Liz Claiborne, Inc.                                     1,729,708
      10,300   Martin Marietta Materials, Inc.                         1,070,273
      47,200   Merck & Co., Inc.                                       2,057,920
      24,600   Merrill Lynch & Co., Inc.                               2,290,260
      30,200   MetLife, Inc.                                           1,782,102
     242,300   Microsoft Corp.                                         7,235,078
      26,300   Morgan Stanley                                          2,141,609
      47,100   Myers Industries, Inc.                                    737,586
      42,600   Nasdaq Stock Market, Inc.(a)                            1,311,654
      11,500   Nike, Inc. - Class B                                    1,138,845
      88,000   O'Charley's, Inc.(a)                                    1,872,640
     129,400   Oracle Corp.(a)                                         2,217,916
      30,200   PetsMart, Inc.                                            871,572
      59,100   Pfizer, Inc.                                            1,530,690
      45,600   Philadelphia Consolidated Holding Corp.(a)              2,031,936
      65,300   Procter & Gamble Co.                                    4,196,831
     105,100   PSS World Medical, Inc.(a)                              2,052,603
      33,200   Redwood Trust, Inc.                                     1,928,256
      64,700   Rent-A-Center, Inc.(a)                                  1,909,297
      25,600   Rowan Cos., Inc.                                          849,920
      18,400   Schlumberger, Ltd. - ADR                                1,162,144
      25,100   Silgan Holdings, Inc.                                   1,102,392
      38,200   Symantec Corp.(a)                                         796,470
     137,091   Taiwan Semiconductor Manufacturing Co., Ltd. - ADR      1,498,405
      45,300   Target Corp.                                            2,584,365
      18,800   Telefonica S.A. - ADR                                   1,198,500
      39,900   Telenor ASA - ADR                                       2,251,557
      36,100   Texas Instruments, Inc.                                 1,039,680
      12,500   The Bear Stearns Cos., Inc.                             2,034,749
     108,200   The DIRECTV Group, Inc.(a)                              2,698,508
       9,500   The Goldman Sachs Group, Inc.                           1,893,825
      20,600   The Stanley Works                                       1,035,974
      22,600   The Toro Co.                                            1,053,838
      46,900   The Walt Disney Co.                                     1,607,263
      67,900   Time Warner, Inc.                                       1,478,862
      53,200   TJX Cos., Inc.                                          1,515,136
       8,800   Toyota Motor Corp. - ADR                                1,181,928
      35,200   UBS AG - ADR                                            2,123,616
      26,800   V.F. Corp.                                              2,199,744
      13,000   Vulcan Materials Co.                                    1,168,310
      44,900   World Acceptance Corp.(a)                               2,108,055
     124,400   Xerox Corp.(a)                                          2,108,580
      28,300   Yum! Brands                                             1,664,040
                                                                    ------------
               TOTAL COMMON STOCKS (COST $182,188,164)               206,739,638
               SHORT-TERM INVESTMENTS (0.1%)
$    208,336   Brown Brothers Harriman Time Deposit, 4.62%,
               01/03/07 #                                                208,336
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENT (COST $208,336)               208,336

               Total Investments (Cost $182,396,500) 99.4%           206,947,974
               Other Assets Less Liabilities 0.6%                      1,147,247
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $208,095,221
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.

ADR  American Depositary Receipt.

SCHEDULE OF INVESTMENTS
ICON COVERED CALL FUND
DECEMBER 31, 2006
(UNAUDITED)

  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (102.8%)
      11,100   A.C. Moore Arts & Crafts, Inc.(a) x                  $    240,537
       2,400   A.G. Edwards, Inc. x                                      151,896
       5,700   Abercrombie & Fitch Co. x                                 396,891
       4,200   Acuity Brands, Inc. x                                     218,568
       9,800   Alaska Air Group, Inc.(a) x                               387,100
       7,400   Allied Irish Banks PLC - ADR                              449,772
      23,700   America Movil S.A. de C.V. - ADR x                      1,071,714
      14,800   American International Group, Inc. x                    1,060,568
       8,600   Amgen, Inc.(a) x                                          587,466
       5,600   Apple Computer, Inc.(a) x                                 475,104
      15,400   AT&T, Inc. x                                              550,550
       5,500   AutoZone, Inc.(a) x                                       635,580
      15,300   Ball Corp. x                                              667,080
      41,200   Banco Santander Central Hispano S.A. - ADR                768,792
      29,800   Bank of America Corp. x                                 1,591,022
      15,000   Barrick Gold Corp. - ADR x                                460,500
       6,300   Best Buy Co., Inc. x                                      309,897
       9,200   BNP Paribas - ADR                                         502,780
       4,900   BT Group PLC - ADR                                        293,461
       5,800   Cameron International Corp.(a) x                          307,690
       7,700   Canon, Inc. - ADR                                         435,743
       5,500   Celgene Corp.(a) x                                        316,415
       2,900   Centex Corp. x                                            163,183
       7,500   Chevron Corp. x                                           551,475
       8,200   Chubb Corp. x                                             433,862
      49,700   Cisco Systems, Inc.(a) x                                1,358,301
       8,200   Cognizant Technology Solutions Corp.(a) x                 632,712
      26,900   Comcast Corp. - Class A(a) x                            1,138,677
      11,600   Credit Suisse Group - ADR x                               810,260
       3,600   Crocs, Inc.(a) x                                          155,520
       3,900   Darden Restaurants, Inc. x                                156,663
       6,600   Deere & Co. x                                             627,462
       6,500   Deutsche Bank AG - ADR x                                  866,060
       5,300   Dollar Tree Stores, Inc.(a) x                             159,530
       4,900   Dominion Resources, Inc. of Virginia x                    410,816
       7,000   E.I. du Pont de Nemours and Co. x                         340,970
       4,900   eBay, Inc.(a) x                                           147,343
       6,300   EchoStar Communications Corp. - Class A(a) x              239,589
       4,000   Everest Re Group, Ltd. - ADR x                            392,440
      17,800   Family Dollar Stores, Inc. x                              522,074
      10,400   Fiserv, Inc.(a) x                                         545,168
       3,200   Fomento Economico Mexicano, S.A. de C.V. - ADR x          370,432
      17,600   Forest Laboratories, Inc.(a) x                            890,560
      14,500   FPL Group, Inc. x                                         789,090
       4,200   FUJIFILM Holdings Corp. - ADR                             173,586
      52,600   General Electric Co. x                                  1,957,246
       6,800   Gildan Activewear, Inc. - Class A(a)                      317,084
       1,500   Google, Inc. - Class A(a) x                               690,720
       7,200   Health Net, Inc.(a) x                                     350,352
      27,500   Heineken N.V. - ADR                                       649,000
       2,300   Henkel KGaA - ADR                                         337,295
      10,200   Hercules, Inc.(a) x                                       196,962
      24,100   Hewlett-Packard Co. x                                     992,679
       9,400   Hovnanian Enterprises, Inc. - Class A(a) x                318,660

       4,800   ING Group N.V. - ADR x                                    212,016
      79,300   Intel Corp. x                                           1,605,825
      10,800   International Business Machines Corp. x                 1,049,220
      16,400   Johnson & Johnson, Inc. x                               1,082,728
      21,500   JPMorgan Chase & Co. x                                  1,038,450
      11,100   Kohl's Corp.(a) x                                         759,573
       5,700   Limited Brands, Inc. x                                    164,958
       9,200   Loews Corp. x                                             381,524
       3,400   Marathon Oil Corp. x                                      314,500
       8,000   Martin Marietta Materials, Inc. x                         831,280
      16,800   Merck & Co., Inc. x                                       732,480
       6,000   Merrill Lynch & Co., Inc. x                               558,600
       8,700   MetLife, Inc. x                                           513,387
      76,300   Microsoft Corp. x                                       2,278,318
      11,300   Morgan Stanley x                                          920,159
       4,400   National Grid PLC - ADR                                   319,528
       8,100   Nestle S.A. - ADR                                         718,065
       6,100   Newcastle Investment Corp.                                191,052
       5,200   NII Holdings, Inc.(a) x                                   335,088
       6,700   Nike, Inc. - Class B x                                    663,501
       3,300   Northrop Grumman Corp. x                                  223,410
       8,500   Novartis AG - ADR x                                       488,240
      44,700   Oracle Corp.(a) x                                         766,158
       9,000   PetsMart, Inc. x                                          259,740
      17,800   Procter & Gamble Co. x                                  1,144,006
      15,000   PT Telekomunikasi Indonesia - ADR x                       684,000
      11,300   Rent-A-Center, Inc.(a) x                                  333,463
      13,600   Roche Holdings, Ltd. - ADR                              1,216,520
      27,200   Schering-Plough Corp. x                                   643,008
         573   Siliconware Precision Industries Co. - ADR                  4,504
      10,100   SunTrust Banks, Inc. x                                    852,945
      13,100   Symantec Corp.(a) x                                       273,135
       4,400   Sysco Corp. x                                             161,744
      45,833   Taiwan Semiconductor Manufacturing Co.,
               Ltd. - ADR x                                              500,955
      15,200   Target Corp. x                                            867,160
      26,400   Telefonos de Mexico S.A. de C.V. - ADR x                  745,536
      19,700   Telenor ASA - ADR                                       1,111,671
      23,600   Texas Instruments, Inc. x                                 679,680
       2,300   The Bear Stearns Cos., Inc. x                             374,394
       4,200   The Cooper Cos., Inc. x                                   186,900
      12,500   The DIRECTV Group, Inc.(a) x                              311,750
       8,200   The Goldman Sachs Group, Inc. x                         1,634,670
       5,700   The Hartford Financial Services Group, Inc. x             531,867
       3,200   The Scotts Miracle-Gro Co. x                              165,280
       6,100   The Stanley Works x                                       306,769
      14,200   The Walt Disney Co. x                                     486,634
      35,300   Time Warner, Inc. x                                       768,834
      10,900   TJX Cos., Inc. x                                          310,432
       4,700   Toyota Motor Corp. - ADR x                                631,257
       8,900   Tsakos Energy Navigation, Ltd. x                          408,510
       8,200   UBS AG - ADR x                                            494,706
       9,300   UnitedHealth Group, Inc. x                                499,689
       9,200   V.F. Corp. x                                              755,136
       8,200   Viacom, Inc. - Class B(a) x                               336,446
      11,100   Wachovia Corp. x                                          632,145
       4,400   Wellpoint, Inc.(a) x                                      346,236
      24,200   Wells Fargo & Co. x                                       860,552
       3,600   Whirlpool Corp. x                                         298,872
      28,100   Xerox Corp.(a) x                                          476,295
       5,500   Yum! Brands x                                             323,400
                                                                    ------------
               TOTAL COMMON STOCKS (COST $58,809,056)                 66,331,798

               SHORT-TERM INVESTMENTS (2.0%)
$  1,297,973   Brown Brothers Harriman Time Deposit, 4.62%,
               01/03/07 #                                              1,297,973
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENT (COST $1,297,973)           1,297,973
               PUT OPTIONS PURCHASED (0.6%)
          50   Midcap Spider Trust, Expiration March 2007,
               Exercise Price $770                                        48,000
         150   Midcap Spider Trust, Expiration March 2007,
               Exercise Price $790                                       219,750
          50   Midcap Spider Trust, Expiration March 2007,
               Exercise Price $800                                        90,000
                                                                    ------------
               TOTAL PUT OPTIONS PURCHASED (COST $602,250)               357,750
               Total Investments (Cost $60,709,279) 105.4%            67,987,521
               Liabilities Less Other Assets (5.4%)                   (3,487,550)
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $ 64,499,971
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.

ADR  American Depositary Receipt.

x Portion or all of this security is pledged as collateral for call options written.

ICON Covered Call Fund
December 31, 2006
(Unaudited)

Underlying Security/ Expiration Date/ Exercise Price   Contracts*       Value
----------------------------------------------------   ----------   ------------
A.C. Moore Arts & Crafts, Inc.
   Expiration June 2007
      Exercise Price $25.00                                   111   $     11,100
A.G. Edwards, Inc.
   Expiration Februrary 2007
      Exercise Price $60.00                                    12          5,160
   Expiration May 2007
      Exercise Price $65.00                                    12          3,570
Abercrombie & Fitch Co.
   Expiration May 2007
      Exercise Price $80.00                                    57         14,962
Actuity Brands, Inc.
   Expiration May 2007
      Exercise Price $55.00                                    42          9,345
Alaska Air Group, Inc.
   Expiration April 2007
      Exercise Price $45.00                                    98         15,680
America Movil S.A. de C.V. - ADR
   Expiration January 2007
      Exercise Price $45.00                                   118         14,160
   Expiration May 2007
      Exercise Price $50.00                                   119         22,610
American International Group, Inc.
    Expiration Februrary 2007
      Exercise Price $70.00                                   148         40,330
Amgen, Inc.
   Expiration Februrary 2007
      Exercise Price $70.00                                    26          4,160
   Expiration April 2007
      Exercise Price $80.00                                    60          2,100
Apple Computer, Inc.
   Expiration April 2007
      Exercise Price $90.00                                    56         35,280
AT&T, Inc.
   Expiration April 2007
      Exercise Price $32.50                                   133         49,210
AutoZone, Inc.
   Expiration June 2007
      Exercise Price $125.00                                   55         20,900
Ball Corp.
   Expiration January 2007
      Exercise Price $45.00                                    57          1,425
   Expiration May 2007
      Exercise Price $45.00                                    96         19,680
Bank of America Corp.
   Expiration January 2007
      Exercise Price $52.50                                   120         16,200

Barrick Gold Corp. - ADR
   Expiration April 2007
      Exercise Price $37.50                                    51          1,913
   Expiration July 2007
      Exercise Price $32.50                                    99         22,522
Best Buy Co., Inc.
   Expiration Februrary 2007
      Exercise Price $50.00                                    31          5,580
   Expiration March 2007
      Exercise Price $65.00                                    32             80
Cameron International Corp.
   Expiration May 2007
      Exercise Price $60.00                                    58         12,035
Celgene Corp.
   Expiration April 2007
      Exercise Price $60.00                                    55         23,650
Centex Corp.
   Expiration April 2007
      Exercise Price $65.00                                    29          3,480
Chevron Corp.
   Expiration June 2007
      Exercise Price $80.00                                    75         13,687
Chubb Corp.
   Expiration January 2007
      Exercise Price $52.50                                    25          2,375
   Expiration January 2007
      Exercise Price $55.00                                    57            570
Cisco Systems, Inc.
   Expiration April 2007
      Exercise Price $25.00                                   124         40,920
   Expiration April 2007
      Exercise Price $27.50                                   373         63,410
Cognizant Technology Solutions Corp.
   Expiration July 2007
      Exercise Price $90.00                                    82         27,880
Comcast Corp. - Class A
   Expiration April 2007
      Exercise Price $42.50                                   269         63,215
Credit Suisse Group - ADR
   Expiration March 2007
      Exercise Price $70.00                                   116         37,120
Crocs, Inc.
   Expiration June 2007
      Exercise Price $50.00                                    36         11,880
Darden Restraunts, Inc.
   Expiration April 2007
      Exercise Price $45.00                                    39          3,120
Deere & Co.
   Expiration June 2007
      Exercise Price $105.00                                   66         21,780
Deutche Bank AG - ADR
   Expiration July 2007
      Exercise Price $140.00                                   65         39,975
Dollar Tree Stores, Inc.
   Expiration Februrary 2007
      Exercise Price $32.50                                    53          1,723
Dominion Resources, Inc. of Virginia
   Expiration January 2007
      Exercise Price $80.00                                    25         10,250
   Expiration January 2007
      Exercise Price $85.00                                    24          1,260

E.I DuPont de Nemours and Co.
   Expiration April 2007
      Exercise Price $47.50                                    70         20,125
eBay, Inc.
   Expiration April 2007
      Exercise Price $37.50                                    49          2,695
Echostar Communications Corp. - Class A
   Expiration March 2007
      Exercise Price $40.00                                    63          7,245
Everest Re Group, Ltd. - ADR
   Expiration April 2007
      Exercise Price $110.00                                   40          2,100
Family Dollar Stores, Inc.
   Expiration January 2007
      Exercise Price $30.00                                    89          4,450
   Expiration April 2007
      Exercise Price $30.00                                    89         15,130
Fiserv, Inc.
   Expiration January 2007
      Exercise Price $50.00                                   104         28,600
Fomento Economico Mexicano, S.A. de C.V. - ADR
   Expiration April 2007
      Exercise Price $105.00                                   32         47,840
Forest Laboratories, Inc.
   Expiration January 2007
      Exercise Price $50.00                                    46          7,705
   Expiration Februrary 2007
      Exercise Price $55.00                                    77          3,850
   Expiration May 2007
      Exercise Price $55.00                                    53          9,010
FPL Group, Inc.
   Expiration June 2007
      Exercise Price $55.00                                   145         35,525
General Electric Co.
   Expiration March 2007
      Exercise Price $37.50                                   526         55,230
Google, Inc. - Class A
   Expiration March 2007
      Exercise Price $500.00                                    7          9,660
   Expiration March 2007
      Exercise Price $550.00                                    8          3,400
Health Net, Inc.
   Expiration April 2007
      Exercise Price $45.00                                    44         24,640
   Expiration April 2007
      Exercise Price $50.00                                    28          7,490
Hercules, Inc.
   Expiration June 2007
      Exercise Price $20.00                                   102         12,750
Hewlett-Packard Co.
   Expiration Februrary 2007
      Exercise Price $40.00                                   241         53,020

Hovnanian Enterprises, Inc. - Class A
   Expiration May 2007
      Exercise Price $40.00                                    47          6,345
   Expiration May 2007
      Exercise Price $45.00                                    47          2,350
ING Group N.V. - ADR
   Expiration January 2007
      Exercise Price $45.00                                    48          2,040
Intel Corp.
   Expiration January 2007
      Exercise Price $20.00                                   387         26,122
   Expiration April 2007
      Exercise Price $22.50                                   406         19,285
International Business Machines Corp.
   Expiration January 2007
      Exercise Price $90.00                                    19         14,535
   Expiration January 2007
      Exercise Price $95.00                                    56         19,040
   Expiration April 2007
      Exercise Price $100.00                                   33          9,653
Johnson & Johnson, Inc.
   Expiration January 2007
      Exercise Price $65.00                                   110         15,950
JPMorgan Chase & Co.
   Expiration March 2007
      Exercise Price $50.00                                   215         18,275
Kohl's Corp.
   Expiration April 2007
      Exercise Price $75.00                                   111         21,367
Limited Brands, Inc.
   Expiration Februrary 2007
      Exercise Price $30.00                                    57          4,703
Loews Corp.
   Expiration January 2007
      Exercise Price $40.00                                    32          5,360
   Expiration March 2007
      Exercise Price $40.00                                    60         15,150
Marathon Oil Corp.
   Expiration July 2007
      Exercise Price $105.00                                   34         13,600
Martin Marietta Materials, Inc.
   Expiration January 2007
      Exercise Price $105.00                                   13          2,795
   Expiration April 2007
      Exercise Price $105.00                                   67         51,925
Merck & Co., Inc.
   Expiration January 2007
      Exercise Price $45.00                                    78          1,560
   Expiration April 2007
      Exercise Price $45.00                                    14          1,960
   Expiration April 2007
      Exercise Price $47.50                                    76          4,560
Merrill Lynch & Co., Inc.
   Expiration April 2007
      Exercise Price $85.00                                    60         63,300

MetLife, Inc.
   Expiration January 2007
      Exercise Price $60.00                                    56          2,240
   Expiration March 2007
      Exercise Price $60.00                                    31          5,193
Microsoft Corp.
   Expiration April 2007
      Exercise Price $30.00                                    99         13,612
   Expiration April 2007
      Exercise Price $27.50                                   432        131,760
Morgan Stanley
   Expiration January 2007
      Exercise Price $80.00                                    32          6,720
   Expiration April 2007
      Exercise Price $75.00                                    81         69,255
NII Holdings, Inc.
   Expiration March 2007
      Exercise Price $70.00                                    26          6,240
   Expiration June 2007
      Exercise Price $75.00                                    26          7,995
Nike, Inc. - Class B
   Expiration July 2007
      Exercise Price $110.00                                   67         15,075
Northrop Grumman Corp.
   Expiration May 2007
      Exercise Price $70.00                                    33          6,518
Novartis AG - ADR
   Expiration January 2007
      Exercise Price $60.00                                    85          1,275
Oracle Corp.
   Expiration March 2007
      Exercise Price $16.00                                   191         30,560
   Expiration June 2007
      Exercise Price $20.00                                   256         10,240
PetsMart, Inc.
   Expiration January 2007
      Exercise Price $30.00                                    90          2,025
Proctor & Gamble Co.
   Expiration April 2007
      Exercise Price $65.00                                   178         31,595
PT Telemomunikasi Indonesia - ADR
   Expiration January 2007
      Exercise Price $40.00                                    52         29,640
   Expiration July 2007
      Exercise Price $50.00                                    98         28,420
Rent-A-Center, Inc.
   Expiration June 2007
      Exercise Price $30.00                                   113         30,792
Schering-Plough Corp.
   Expiration May 2007
      Exercise Price $25.00                                   272         21,080
SunTrust Banks, Inc.
   Expiration January 2007
      Exercise Price $85.00                                    30          3,450
   Expiration April 2007
      Exercise Price $80.00                                    71         45,085
Symantec Corp.
   Expiration April 2007
      Exercise Price $22.50                                   131         11,462

Sysco Corp.
   Expiration May 2007
      Exercise Price $37.50                                    44          6,050
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR
   Expiration January 2007
      Exercise Price $11.00                                  390#         42,237
Target Corp.
   Expiration April 2007
      Exercise Price $60.00                                   128         23,680
   Expiration July 2007
      Exercise Price $65.00                                    24          3,360
Telefonos de Mexico S.A. de C.V. - ADR
   Expiration January 2007
      Exercise Price $27.50                                   108         11,610
   Expiration May 2007
      Exercise Price $30.00                                   156         17,160
Texas Instruments, Inc.
   Expiration April 2007
      Exercise Price $30.00                                    25          3,438
   Expiration April 2007
      Exercise Price $35.00                                    50          1,125
   Expiration April 2007
      Exercise Price $32.50                                   161          9,660
The Bear Stearns Cos., Inc.
   Expiration January 2007
      Exercise Price $155.00                                   23         19,780
The Cooper Cos., Inc.
   Expiration Februrary 2007
      Exercise Price $45.00                                    29          5,003
   Expiration May 2007
      Exercise Price $60.00                                    13            228
The DIRECTV Group, Inc.
   Expiration June 2007
      Exercise Price $25.00                                    69         13,800
The Goldman Sachs Group, Inc.
   Expiration April 2007
      Exercise Price $190.00                                   28         51,520
   Expiration April 2007
      Exercise Price $195.00                                   24         36,840
   Expiration July 2007
      Exercise Price $220.00                                   30         27,750
The Hartford Financial Services Group, Inc.
   Expiration January 2007
      Exercise Price $90.00                                    22          8,470
   Expiration March 2007
      Exercise Price $90.00                                    35         18,900
The Scott's Miracle-Gro Co.
   Expiration January 2007
      Exercise Price $50.00                                    32          7,040
The Stanley Works
   Expiration April 2007
      Exercise Price $50.00                                    61         19,215
The Walt Disney Co.
   Expiration April 2007
      Exercise Price $32.50                                    99         29,205
Time Warner, Inc.
   Expiration April 2007
      Exercise Price $20.00                                   157         35,717
TJX Cos., Inc.
   Expiration January 2007
      Exercise Price $30.00                                    76            950
   Expiration April 2007
      Exercise Price $30.00                                    33          3,135

Toyota Motor Corp. - ADR
   Expiration April 2007
      Exercise Price $130.00                                   25         24,000
   Expiration April 2007
      Exercise Price $135.00                                   22         14,520
Tsakos Energy Navagation, Ltd.
   Expiration March 2007
      Exercise Price $45.00                                    89         25,365
UBS AG - ADR
   Expiration March 2007
      Exercise Price $65.00                                    82          5,740
UnitedHealth Group, Inc.
   Expiration June 2007
      Exercise Price $55.00                                    27          9,315
   Expiration January 2007
      Exercise Price $50.00                                    66         27,060
V.F. Corp.
   Expiration Februrary 2007
      Exercise Price $80.00                                    92         40,020
Viacom, Inc. - Class B
   Expiration March 2007
      Exercise Price $40.00                                    82         19,065
Wachovia Corp.
   Expiration April 2007
      Exercise Price $57.50                                   111         20,812
Wellpoint, Inc.
   Expiration March 2007
      Exercise Price $80.00                                    27          6,953
   Expiration June 2007
      Exercise Price $80.00                                    17          7,820
Wells Fargo & Co.
   Expiration January 2007
      Exercise Price $35.00                                   190         16,625
Whirlpool Corp.
   Expiration March 2007
      Exercise Price $100.00                                   12            300
   Expiration June 2007
      Exercise Price $90.00                                    24          8,400
Xerox Corp.
   Expiration April 2007
      Exercise Price $17.00                                   183         17,385
   Expiration July 2007
      Exercise Price $18.00                                    98          8,085
Yum! Brands
   Expiration April 2007
      Exercise Price $60.00                                    44         12,210
   Expiration April 2007
      Exercise Price $65.00                                    11          1,183
                                                                    ------------
Total Options Written
(Premiums received $2,145,636)                             12,356    $ 2,535,600
                                                                    ============

The accompanying notes are an integral part of this Schedule of Written Options.

*    All written options have 100 shares per contract unless otherwise noted.

#    Contracts have 114 shares per contract.

SCHEDULE OF INVESTMENTS
ICON EQUITY INCOME FUND
DECEMBER 31, 2006
(UNAUDITED)

  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
               COMMON STOCKS  (94.1%)
      20,600   A.G. Edwards, Inc.                                   $  1,303,774
      16,800   Abbott Laboratories                                       818,328
      26,300   Acuity Brands, Inc.                                     1,368,652
      25,800   Alliant Energy Corp.                                      974,466
      20,900   Allied Irish Banks PLC - ADR                            1,270,302
      13,300   Altria Group, Inc.                                      1,141,406
      23,300   American Capital Strategies, Ltd.                       1,077,858
      18,600   American Electric Power Co., Inc.                         791,988
      19,650   American Financial Group, Inc.                            705,632
      37,700   American International Group, Inc.                      2,701,582
      79,200   AT&T, Inc.                                              2,831,400
      77,100   Banco Santander Central Hispano S.A. - ADR              1,438,686
      23,500   Bank of America Corp.                                   1,254,665
      37,600   Biovail Corp. - ADR                                       795,616
      25,800   Canon, Inc. - ADR                                       1,460,022
      20,400   Carnival Corp. - ADR                                    1,000,620
      27,300   Chevron Corp.                                           2,007,369
      84,500   Cisco Systems, Inc.(a)                                  2,309,385
      27,200   Citigroup, Inc.                                         1,515,040
      30,700   Clear Channel Communications, Inc.                      1,091,078
      15,300   CNOOC, Ltd. -  ADR                                      1,447,839
      17,100   Colgate-Palmolive Co.                                   1,115,604
      28,400   Comcast Corp. - Class A(a)                              1,202,172
      45,200   Companhia de Saneamento Basico de Estado de Sao
               Paulo - ADR                                             1,529,568
      50,700   ConAgra Foods, Inc.                                     1,368,900
      14,400   ConocoPhillips                                          1,036,080
      52,700   Cooper Tire & Rubber Co.                                  753,610
      35,800   D.R. Horton, Inc.                                         948,342
      11,900   Deere & Co.                                             1,131,333
      10,500   Deutsche Bank AG - ADR                                  1,399,020
      58,000   Diana Shipping, Inc. - ADR                                916,980
      17,200   Diebold, Inc.                                             801,520
      19,800   Dow Chemical Co.                                          790,812
      29,200   E.I. du Pont de Nemours and Co.                         1,422,332
      26,700   Edison International                                    1,214,316
      47,000   Family Dollar Stores, Inc.                              1,378,510
      30,300   Fannie Mae                                              1,799,517
      25,600   Freddie Mac                                             1,738,240
      48,800   Ferro Corp.                                             1,009,672
      24,900   FPL Group, Inc.                                         1,355,058
      16,200   Freeport-McMoran Copper & Gold, Inc. - Class B            902,826
      62,600   General Electric Co.                                    2,329,346
       3,400   Google, Inc. - Class A(a)                               1,565,632
       9,000   Greif, Inc. - Class A                                   1,065,600
      21,400   Harley-Davidson, Inc.                                   1,508,058
      37,200   Healthcare Services Group, Inc.                         1,077,312
      45,100   Hewlett-Packard Co.                                     1,857,669
      20,300   Hillenbrand Industries, Inc.                            1,155,679
      27,100   Honeywell International, Inc.                           1,226,004
      53,300   Horace Mann Educators Corp.                             1,076,660
      27,700   Infosys Technologies, Ltd. - ADR                        1,511,312

     104,000   Intel Corp.                                             2,106,000
      23,100   International Business Machines Corp.                   2,244,165
      28,400   iStar Financial, Inc.                                   1,358,088
      35,600   Johnson & Johnson, Inc.                                 2,350,312
      41,100   JPMorgan Chase & Co.                                    1,985,130
      16,100   Kimberly-Clark Corp.                                    1,093,995
       9,700   Lehman Brothers Holding, Inc.                             757,764
      48,000   Libbey, Inc.                                              592,320
      40,400   Limited Brands, Inc.                                    1,169,176
      18,500   Lincoln National Corp.                                  1,228,400
      10,800   Marathon Oil Corp.                                        999,000
      30,900   McDonald's Corp.                                        1,369,797
      46,400   MCG Capital Corp.                                         942,848
      50,400   Merck & Co., Inc.                                       2,197,440
      17,500   Merrill Lynch & Co., Inc.                               1,629,250
      69,400   Methode Electronics, Inc.                                 751,602
      21,700   MetLife, Inc.                                           1,280,517
     128,200   MFA Mortgage Investments, Inc.                            985,858
     150,300   Microsoft Corp.                                         4,487,958
      25,400   Morgan Stanley                                          2,068,322
      22,000   Newcastle Investment Corp.                                689,040
      12,400   Nike, Inc. - Class B                                    1,227,972
      40,400   Pfizer, Inc.                                            1,046,360
      29,231   Philippine Long Distance Telephone Co. - ADR            1,494,581
      17,000   Posco - ADR                                             1,405,390
      35,000   Procter & Gamble Co.                                    2,249,450
      97,100   Quintana Maritime, Ltd. - ADR                           1,070,042
      18,100   R.R. Donnelley & Sons Co.                                 643,274
      28,800   Raytheon Co.                                            1,520,640
      23,400   Repsol YPF S.A. - ADR                                     807,300
      14,000   Rexam PLC - ADR                                           728,700
      25,300   Seagate Technology- ADR                                   670,450
      33,400   Seaspan Corp.                                             772,208
      39,200   Ship Finance International, Ltd. - ADR                    931,392
     208,522   Siliconware Precision Industries Co. - ADR              1,638,983
      27,400   SkyWest, Inc.                                             698,974
      23,400   Southern Copper Corp.                                   1,261,026
      34,300   Spartech Corp.                                            899,346
      76,900   StarTek, Inc.                                           1,041,226
      68,500   Stride Rite Corp.                                       1,032,980
      24,400   Target Corp.                                            1,392,020
      19,300   The Allstate Corp.                                      1,256,623
      29,100   The Bank of New York Co., Inc.                          1,145,667
       9,900   The Bear Stearns Cos., Inc.                             1,611,521
      58,600   The Gap, Inc.                                           1,142,700
       5,800   The Goldman Sachs Group, Inc.                           1,156,230
      12,200   The Stanley Works                                         613,538
      21,000   UBS AG - ADR                                            1,266,930
      21,900   V.F. Corp.                                              1,797,552
      41,700   Verizon Communications, Inc.                            1,552,908
      19,300   Waste Management, Inc.                                    709,661
                                                                    ------------
               TOTAL COMMON STOCKS (COST $117,482,496)               134,566,018

                                              INTEREST   MATURITY
                                                RATE       DATE
                                              --------   --------
               CONVERTIBLE PREFERRED STOCKS
               (0.6%)
       7,000   Northrop Grumman Corp.             7.00   04/04/21        931,000
                                                                    ------------

               TOTAL CONVERTIBLE PREFERRED
               STOCKS (COST $927,374)                                    931,000
               U.S. GOVERNMENT AND U.S.
               GOVERNMENT AGENCY BONDS
               (2.1%)
$  1,323,000   Freddie Mac                        5.16   02/27/15      1,292,650
     258,000   Freddie Mac                        5.00   09/29/17        246,621
     750,000   U.S. Treasury Note                 3.13   01/31/07        748,854
     750,000   U.S. Treasury Note                 4.00   08/31/07        744,902
                                                                    ------------
               TOTAL U.S. GOVERNMENT AND
               U.S. GOVERNMENT AGENCY BONDS
               (COST $3,062,327)                                       3,033,027
               CORPORATE BONDS (2.0%)
$  1,000,000   DaimlerChrysler AG                 6.50   11/15/13      1,026,706
   1,288,000   Household Finance Corp.            4.75   07/15/13      1,248,923
     575,000   United Rentals NA, Inc.            7.75   11/15/13        577,156
                                                                    ------------
               TOTAL CORPORATE BONDS
               (COST $2,907,894)                                       2,852,785
               CONVERTIBLE CORPORATE BONDS
               (1.1%)
$    600,000   International Rectifier
               Corp.                              4.25   07/15/07        595,500
   1,000,000   QLT Inc.                           3.00   09/15/23        936,250
                                                                    ------------
               TOTAL CONVERTIBLE CORPORATE
               BONDS (COST $1,546,603)                                 1,531,750
               CALL OPTIONS PURCHASED (0.2%)
         250   Comcast Corp. Expiration
               January 2008, Exercise Price
               $40.00                                                    165,000
         882   Expressjet Holdings Inc.
               Expiration March 2007,
               Exercise Price $7.50                                      101,430
                                                                    ------------
               TOTAL CALL OPTIONS PURCHASED
               (COST $124,707)                                           266,430
               SHORT-TERM INVESTMENTS (0.1%)
$    111,316   Brown Brothers Harriman Time
               Deposit, 4.62%,
               01/03/07 #                                                111,316
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENTS
               (COST $111,316)                                           111,316
               TOTAL INVESTMENTS (Cost
               $126,162,717) 100.2%                                  143,292,326
               Liabilities Less Other
               Assets (0.2%)                                            (317,715)
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $142,974,611
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.

ADR  American Depositary Receipt.

SCHEDULE OF INVESTMENTS
ICON LONG/SHORT FUND
DECEMBER 31, 2006
(UNAUDITED)

  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
               COMMON STOCKS  (95.5%)
     100,000   99 Cents Only Stores(a)                              $  1,217,000
      50,000   A.C. Moore Arts & Crafts, Inc.(a)                       1,083,500
      19,000   A.G. Edwards, Inc.                                      1,202,510
      75,000   Acergy SA - ADR(a)                                      1,444,500
      40,000   Acuity Brands, Inc.                                     2,081,600
      20,000   Alaska Air Group, Inc.(a)                                 790,000
      25,000   Alliance Data Systems Corp.(a)                          1,561,750
      30,000   Allied Irish Banks PLC - ADR                            1,823,400
      65,000   America Movil S.A. de C.V. - ADR                        2,939,300
      50,000   American Electric Power Co., Inc.                       2,129,000
      40,000   American International Group, Inc.                      2,866,400
      20,000   AmerisourceBergen Corp.                                   899,200
      25,000   Amgen, Inc.(a)                                          1,707,750
      45,000   Arrow Electronics, Inc.(a)                              1,419,750
      75,000   AT&T, Inc.                                              2,681,250
      35,000   Atwood Oceanics, Inc.(a)                                1,713,950
      50,000   Avnet, Inc.(a)                                          1,276,500
      50,000   Ball Corp.                                              2,180,000
      75,000   Banco Bilbao Vizcaya Argentaria, S.A. - ADR             1,804,500
     100,000   Banco Santander Central Hispano S.A. - ADR              1,866,000
      50,000   Bank of America Corp.                                   2,669,500
      50,000   Barrick Gold Corp. - ADR                                1,535,000
      40,000   Belden CDT, Inc.                                        1,563,600
      60,000   Belo Corp. - Class A                                    1,102,800
      16,300   Big 5 Sporting Goods Corp.                                398,046
      15,000   Black & Decker Corp.                                    1,199,550
      60,000   Borders Group, Inc.                                     1,341,000
      50,000   BT Group PLC - ADR                                      2,994,500
      17,100   Burlington Northern Santa Fe Corp.                      1,262,151
      28,000   Canadian National Railway Co. - ADR                     1,204,840
      25,000   CIGNA Corp.                                             3,289,251
      50,000   Citigroup, Inc.                                         2,785,000
      50,000   Coca-Cola Enterprises, Inc.                             1,021,000
      35,000   Cognizant Technology Solutions Corp.(a)                 2,700,600
      40,000   Colonial Bancgroup, Inc.                                1,029,600
      25,000   Columbia Sportswear Co.                                 1,392,500
      25,000   Comerica, Inc.                                          1,467,000
      50,000   Companhia de Saneamento Basico de Estado de Sao
               Paulo - ADR                                             1,692,000
      25,000   Compass Bancshares, Inc.                                1,491,250
      75,000   Constellation Brands, Inc.(a)                           2,176,500
      42,000   Convergys Corp.(a)                                        998,760
      40,000   Credit Suisse Group - ADR                               2,794,000
      20,000   Cullen/Frost Bankers, Inc.                              1,116,400
      25,000   Dell, Inc.(a)                                             627,250
      20,000   Deutsche Bank AG - ADR                                  2,664,800
      25,000   Deutsche Telekom AG - ADR                                 455,000
      65,000   Dollar Tree Stores, Inc.(a)                             1,956,500
      25,000   Dominion Resources, Inc. of Virginia                    2,096,000
      50,000   Eagle Materials, Inc.                                   2,161,500
      40,000   Eastman Kodak Co.                                       1,032,000

      75,000   eBay, Inc.(a)                                           2,255,250
      60,000   Electronic Data Systems Corp.                           1,653,000
      40,000   ENSCO International, Inc.                               2,002,400
      65,000   Family Dollar Stores, Inc.                              1,906,450
      25,000   Fiserv, Inc.(a)                                         1,310,500
      20,000   Fomento Economico Mexicano, S.A. de C.V. - ADR          2,315,200
      50,000   Forest Laboratories, Inc.(a)                            2,530,000
      50,000   FPL Group, Inc.                                         2,721,000
      25,000   Gannett Co., Inc.                                       1,511,500
      25,000   General Maritime Corp. - ADR                              879,750
      25,000   Genlyte Group Inc.(a)                                   1,952,750
      35,000   Genzyme Corp.(a)                                        2,155,300
      60,050   HCC Insurance Holdings, Inc.                            1,927,005
      40,000   Helen of Troy, Ltd.(a) - ADR                              970,400
      25,000   Henry Schein, Inc.(a)                                   1,224,500
      60,000   Hornbeck Offshore Services, Inc.(a)                     2,142,000
      25,000   HSBC Holdings PLC - ADR                                 2,291,250
      32,000   International Business Machines Corp.                   3,108,799
      36,400   j2 Global Communications, Inc.(a)                         991,900
      40,000   Johnson & Johnson, Inc.                                 2,640,800
      50,000   JPMorgan Chase & Co.                                    2,415,000
      75,000   K2, Inc.(a)                                               989,250
      50,000   Koninkljke Ahold N.V. - ADR(a)                            529,000
      55,000   KT Corp. - ADR(a)                                       1,394,250
      15,000   Lan Airlines S.A. - ADR                                   823,350
      50,000   Lee Enterprises, Inc.                                   1,553,000
      35,000   Lehman Brothers Holding, Inc.                           2,734,200
      30,000   Liz Claiborne, Inc.                                     1,303,800
      25,000   Martin Marietta Materials, Inc.                         2,597,750
      50,000   Merck & Co., Inc.                                       2,180,000
      75,000   MGP Ingredients, Inc.                                   1,695,750
      35,000   Morgan Stanley                                          2,850,050
      75,000   Mylan Laboratories, Inc.                                1,497,000
      40,000   National-OilWell Varco, Inc.(a)                         2,447,200
      50,000   Newcastle Investment Corp.                              1,566,000
      26,000   Norfolk Southern Corp.                                  1,307,540
      75,000   Partner Communications Co., Ltd. - ADR                    857,250
      25,000   PepsiAmericas, Inc.                                       524,500
      20,000   Petrochina Co., Ltd. - ADR                              2,815,600
      34,000   PetsMart, Inc.                                            981,240
      40,000   Pinnacle West Capital Corp.                             2,025,600
      25,000   Posco - ADR                                             2,066,750
      60,000   PT Telekomunikasi Indonesia - ADR                       2,736,000
      75,000   Range Resources Corp.                                   2,059,500
      20,009   Regions Financial Corp.                                   748,337
      28,000   Rowan Cos., Inc.                                          929,600
      50,000   Safeway, Inc.                                           1,728,000
      50,000   Silgan Holdings, Inc.                                   2,196,000
     250,030   Siliconware Precision Industries Co. - ADR              1,965,236
      29,200   SkyWest, Inc.                                             744,892
      75,000   SUPERVALU, Inc.                                         2,681,250
     175,048   Taiwan Semiconductor Manufacturing Co., Ltd. - ADR      1,913,275
      50,000   Target Corp.                                            2,852,500
      90,000   Telefonos de Mexico S.A. de C.V. - ADR                  2,541,600
      25,000   Terex Corp.(a)                                          1,614,500
      75,000   Texas Instruments, Inc.                                 2,160,000
      15,000   The Goldman Sachs Group, Inc.                           2,990,249
      18,000   The Hartford Financial Services Group, Inc.             1,679,580
      50,000   The Pepsi Bottling Group, Inc.                          1,545,500

      29,000   The Stanley Works                                       1,458,410
      30,000   Tim Participacoes S.A. - ADR                            1,038,600
      50,000   Travelzoo, Inc.(a)                                      1,497,500
      40,000   UBS AG - ADR                                            2,413,200
      41,000   Umpqua Holdings Corp.                                   1,206,630
      17,000   Union Pacific Corp.                                     1,564,340
      40,000   UnitedHealth Group, Inc.                                2,149,200
      25,000   Vulcan Materials Co.                                    2,246,750
      35,000   Wachovia Corp.                                          1,993,250
      60,000   Wells Fargo & Co.                                       2,133,600
     100,000   Xcel Energy, Inc.                                       2,306,000
     150,000   Xerox Corp.(a)                                          2,542,500
                                                                    ------------
               TOTAL COMMON STOCKS (COST $198,908,452)               216,185,591
               SHORT-TERM INVESTMENTS  (2.4%)
$  5,355,848   Brown Brothers Harriman Time Deposit,
               4.62%, 01/03/07 #                                       5,355,848
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENTS (COST $ 5,355,848)        5,355,848
               Total Investments (Cost $204,264,300) 97.9%           221,541,439
               Other Assets Less Liabilities 2.1%                      4,830,150
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $226,371,589
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.

ADR  American Depositary Receipt.

All shares held may be pledged as collateral for investment securities sold short.

SCHEDULE OF SHORT SECURITIES
ICON LONG/SHORT FUND
DECEMBER 31, 2006
(UNAUDITED)

   SHARES                                                               VALUE
------------                                                        ------------
               SHORT SECURITY
      25,000   Ditech Networks Inc.(a)                              $    173,000
      50,000   Luby's Cafeteria, Inc.(a)                                 544,500
      20,000   Millipore Corp.(a)                                      1,332,000
      50,000   On Assignment, Inc.(a)                                    587,500
      10,000   Sunoco, Inc.                                              623,600
      50,000   Take-Two Interactive Software, Inc.(a)                    888,000
      15,000   Techne Corp.(a)                                           831,750
      35,000   Teradyne, Inc.(a)                                         523,600
      10,000   Tesoro Corp.                                              657,700
                                                                    ------------
               TOTAL SHORT SECURITIES (PROCEEDS $ 5,697,716)        $  6,161,650
                                                                    ============

The accompanying notes are an integral part of this Schedule of Short
Securities.

(a)  Non-income producing security.

Notes to Schedules of Investments

December 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The ICON Bond Fund ("Bond Fund"), ICON Core Equity Fund ("Core Equity Fund") ICON Covered Call Fund ("Covered Call Fund"), ICON Equity Income Fund ("Equity Income Fund"), and ICON Long/Short Fund ("Long/Short Fund") are series funds (individually a "Fund" and collectively, the "Funds"). The Funds are part of the ICON Funds (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. Each Fund offers four classes of shares, Class I, Class C, Class Z and Class A with the exception of Bond Fund, which offers three classes of shares, Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently 12 other active funds within the Trust. Those funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Core Equity Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Covered Call Fund is modest capital appreciation and to maximize realized gains from writing covered call options. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Long/ Short Fund is capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium- and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Covered Call Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. The Long/Short Fund invests short in securities; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Fund's loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. There are also risks associated with small and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers.

In addition, in the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be minimal.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

INVESTMENT VALUATION

The Funds' securities and other assets are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. The Funds use pricing services to report the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds' securities or other assets are valued at fair value as determined in good faith by the Funds' Board of Trustees ("Board") or pursuant to procedures approved by the Board. The valuation assigned to fair-valued securities for purposes of calculating a Fund's net asset value ("NAV") may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds' securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds' adviser determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-value securities for purposes of calculating a Fund's net asset value ("NAV") may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' Schedules of Investments.

REPURCHASE AGREEMENTS

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds' custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to purchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the quarter ended December 31, 2006.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any forward foreign currency contracts during the quarter ended December 31, 2006.

FUTURES CONTRACTS

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the quarter ended December 31, 2006.

OPTIONS TRANSACTIONS

The Covered Call Fund writes (sells) call options as part of its normal investment activities. Each Fund may write (sell) put and call options only if it owns an offsetting position in the underlying security.

When a Fund writes a put or call option, an amount equal to the premium received is marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included in the Fund's Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

SHORT SALES

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash equivalents or securities held with the Fund's prime broker and in a segregated account at the Fund's custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Liabilities for securities sold short are subject to off- balance sheet risk to the extent of any future increases in market value of the securities sold short. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund's prime broker.

INCOME TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund distributes net investment income, if any, to shareholders quarterly. Other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The ICON Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has recently begun to evaluate the application of the Interpretation to the Funds and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INVESTMENT TRANSACTIONS

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

ALLOCATION OF INCOME AND EXPENSES

Each class of a Fund's shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

2. Subsequent Event

Effective January 29, 2007, the ICON Covered Call Fund changed its name to the ICON Income Opportunity Fund.

SCHEDULE OF INVESTMENTS
ICON ASIA-PACIFIC REGION FUND
DECEMBER 31, 2006
(UNAUDITED)

  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (100.3%)
   1,403,000   Advanced Semiconductor Engineering, Inc.(a)          $  1,575,320
      21,800   Aeon Mall Co., Ltd.                                     1,231,134
      25,800   Ahresty Corp.                                             787,897
      96,000   Ajinomoto Co., Inc.                                     1,269,099
      29,000   Astellas Pharma, Inc.                                   1,314,737
     251,000   Au Optronics Corp.                                        345,744
      60,000   Bridgestone Corp.                                       1,339,139
      40,000   Brother Industries, Ltd.                                  541,115
   1,038,000   Bumiputra-Commerce Holdings Bhd.                        2,275,492
      61,250   Canon, Inc. V                                           3,448,819
      30,000   Casio Computer Co., Ltd.                                  680,238
          58   Central Japan Railway Co.                                 597,863
      87,000   Chiba Bank, Ltd.                                          734,356
     204,000   China Mobile, Ltd.                                      1,758,605
     940,000   China Overseas Land & Investment, Ltd.                  1,254,152
   1,336,000   China Petroleum & Chemical Corp.                        1,237,769
   2,884,000   China Power International Development, Ltd.             1,583,884
     426,000   China Resources Beijing Land                              506,891
     694,000   China Shipping Development Co., Ltd.                    1,061,458
      35,000   Chubu Electric Power Company, Inc.                      1,045,949
   1,410,000   CNOOC, Ltd.                                             1,336,838
     261,600   DAH Sing Financial Group                                2,374,076
      74,500   Daiichi Sankyo Co., Ltd.                                2,324,233
     165,000   DBS Group Holdings, Ltd.                                2,423,390
     213,000   Delta Electronics, Inc.                                   684,153
      36,000   Denso Corp.                                             1,427,608
      16,500   Diamond City Co., Ltd.                                    741,585
      38,400   Elpida Memory, Inc.(a)                                  2,109,208
      31,000   Esprit Holdings, Ltd.                                     345,319
     564,000   Ezra Holdings Pte., Ltd.                                1,460,957
     706,000   Foxconn International Holdings, Ltd.                    2,302,843
      18,100   FUJIFILM Holdings Corp.                                   745,599
      18,800   GS Engineering & Construction Corp.(a)                  1,671,314
      15,300   GS Home Shopping, Inc.(a)                               1,364,899
     256,000   Guangzhou R&F Properties Co., Ltd.                        552,044
      23,600   Hanjin Heavy Industries & Construction Co., Ltd.(a)       767,087
      31,900   Hankook Tire Co., Ltd.(a)                                 540,125
      99,000   Hartford Education Corp., Ltd. V                           50,369
     477,000   Hengan International Group Co., Ltd.                    1,181,012
      26,800   High Tech Computer Corp.                                  528,677
      18,000   Hokkaido Electric Power Co.                               459,766
     315,349   Hon Hai Precision Industry Co., Ltd.                    2,244,086
      62,800   Honda Motor Co., Ltd.                                   2,478,977
   1,192,000   Hopson Development Holdings, Ltd.                       3,369,664
      18,000   Hoya Corp.                                                701,672
      12,400   Hyundai Heavy Industries Co., Ltd.(a)                   1,674,659
      12,300   Hyundai Mipo Dockyard Co., Ltd.(a)                      1,569,238
      11,750   Hyundai Steel Co.(a)                                      425,875
      54,380   Industrial Bank of Korea(a)                               998,323
      31,600   JFE Holdings, Inc.                                      1,625,002
   1,623,000   Jiangxi Copper Co., Ltd.                                1,647,637
     482,650   Johnson Health Tech. Co., Ltd.                          3,530,860
     210,000   Kagara Zinc, Ltd.                                       1,152,334

      49,000   Kansai Electric Power Co., Inc.                         1,319,248
     142,000   Keppel Corp., Ltd.                                      1,624,275
     454,000   Kingboard Chemical Holdings, Ltd.                       1,782,909
       9,200   Kookmin Bank(a)                                           740,096
     650,600   KS Energy Services, Ltd.                                1,056,990
      16,900   Kyocera Corp.                                           1,597,803
      89,512   Largan Precision Co., Ltd.                              1,721,958
      23,500   LG Telecom, Ltd.(a)                                       241,872
     216,000   Li & Fung, Ltd.                                           670,695
   1,180,000   Li Ning Co., Ltd.                                       1,886,819
      77,000   Mazda Motor Corp.                                         524,917
       7,300   Megastudy Co., Ltd.(a)                                  1,070,002
   1,474,000   Mitac International Corp.                               1,772,731
          64   Mitsubishi UFJ Financial Group, Inc.                      794,071
      67,450   Mitsui & Co., Ltd.                                      1,010,790
         179   Mizuho Financial Group, Inc.                            1,276,962
     250,000   Nan Ya Plastics Corp.                                     416,096
         259   Nippon Telegraph & Telephone Corp.                      1,277,416
     312,000   Petrochina Co., Ltd.                                      439,760
       5,530   Posco                                                   1,829,092
   2,170,000   Raffles Education Corp., Ltd.                           2,503,676
     963,000   Realtek Semiconductor Corp.                             1,653,198
      33,000   Ricoh Co., Ltd.                                           672,140
      36,100   Samsung Engineering Co., Ltd.(a)                        1,673,412
     199,000   Sembcorp Marine, Ltd.                                     440,845
      68,000   Sharp Corp.                                             1,169,344
       4,500   Shimamura Co., Ltd.                                       515,648
      10,000   Shin-Etsu Chemical Co., Ltd.                              667,598
     885,000   Siliconware Precision Industries Co.                    1,382,891
      64,000   Singapore Airlines, Ltd.                                  729,089
         193   Sumitomo Mitsui Financial Group, Inc.                   1,976,285
     209,300   Sumitomo Rubber Industries, Ltd.                        2,700,225
      36,600   Suzuki Motor Corp.                                      1,031,787
     236,000   Taiheiyo Cement Corp.                                     924,378
      27,500   Takeda Pharmaceutical Co., Ltd.                         1,884,978
       9,000   Takeuchi Mfg. Co., Ltd.                                   418,598
     160,600   Tenaga Nasional Berhad                                    495,568
     121,557   The Bank Of Yokohama, Ltd.                                949,480
      74,000   Toho Pharmaceutical Co., Ltd.                           1,338,569
      92,900   Tokyo Electric Power Co.                                3,001,637
      21,700   Tokyo Electron, Ltd.                                    1,707,084
     183,000   Tokyo Gas Co., Ltd.                                       971,758
     113,000   Tokyu Land Corp.                                        1,062,810
     178,000   Toshiba Corp.                                           1,156,826
      95,300   Toyota Motor Corp.                                      6,378,946
   1,155,180   Unimicron Technology Corp.                              1,581,167
     199,000   United Overseas Bank, Ltd.                              2,511,015
     143,000   Yue Yuen Industrial Holdings, Ltd.                        453,737
      47,192   Zinifex, Ltd.                                             695,354
                                                                    ------------
               TOTAL COMMON STOCKS (COST $112,445,151)               137,101,635

               SHORT-TERM INVESTMENTS (0.0%)
$      4,036   Brown Brothers Harriman Time Deposit -
               Australian  Dollar, 4.45%, 01/03/07 # V                     4,036
       3,699   Brown Brothers Harriman Time Deposit - Hon
               Kong Dollar, 2.90%, 01/03/07 # V                            3,699
          21   Brown Brothers Harriman Time Deposit -
               Japanese Yen, .01%, 01/03/07 # V                               21
         339   Brown Brothers Harriman Time Deposit - New
               Zealand Dollar, 6.25%, 01/03/07 # V                           339
         484   Brown Brothers Harriman Time Deposit - Singapore
               Dollar, 2.37%, 01/03/07 # V                                   484
                                                                    ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $8,579)                  8,579
               Total Investments (Cost $112,453,730) 100.3%          137,110,214
               Liabilities Less Other Assets (0.3)%                     (468,820)
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $136,641,394
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.

v All securities were fair valued (Note 1) as of December 31, 2006 unless noted with a v. Total value of securities fair valued was $133,602,447.

SCHEDULE OF INVESTMENTS
ICON EUROPE FUND
DECEMBER 31, 2006
(UNAUDITED)

  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (96.1%)
     107,900   Abb, Ltd.                                            $  1,932,860
      33,700   ABN ARMO Holding N.V.                                   1,080,261
      64,400   Acergy S.A.(a)                                          1,229,251
      35,500   Acerinox S.A.                                           1,077,733
      32,900   Actividades de Construccion y Servicios S.A.            1,850,005
      12,900   Air France-KLM                                            541,483
      24,700   Alfa Laval AB                                           1,111,555
      48,700   Alpha Bank A.E.                                         1,468,122
      55,400   Anglo Irish Bank Corp. PLC                              1,147,037
      51,600   ASML Holding N.V.(a)                                    1,273,271
      19,200   AstraZeneca PLC                                         1,028,815
      23,300   Aviva PLC                                                 373,734
      19,600   Baloise Holding AG                                      1,954,602
      53,100   Banco Bilbao Vizcaya Argentaria S.A.                    1,275,620
     157,700   Banco Santander Central Hispano, S.A.                   2,936,233
     133,900   Barclays PLC                                            1,911,559
      64,300   Barratt Developments PLC                                1,549,865
      18,400   Bayer AG                                                  986,680
      53,000   Bellway PLC                                             1,598,323
      29,800   BG Group PLC                                              405,161
      17,400   BNP Paribas                                             1,892,716
       4,720   Boehler - Uddeholm AG                                     329,810
      79,400   Boliden AB                                              2,025,192
     288,700   BT Group PLC                                            1,705,415
      21,500   Buzzi Unicem S.p.A                                        609,863
      68,300   C&C Group PLC                                           1,211,552
      18,600   Celesio AG                                                986,446
     110,000   Corporacion Mapfre S.A.                                   495,533
      42,700   Credit Suisse Group                                     2,977,934
       6,300   Delhaize Group                                            523,954
       9,440   Dem Allianz AG                                          1,920,400
      11,200   Deutsche Bank AG                                        1,491,326
      39,050   Deutsche Post AG                                        1,178,477
       4,100   DSV A/S                                                   747,469
       9,300   E.ON AG                                                 1,261,398
      21,700   Electrolux AB, Series B                                   432,991
     116,000   Energias de Portugal S.A.                                 587,774
       7,800   Erste Bank der oesterreichischen Sparkassen AG            597,160
       6,900   EVS Broadcast Equipment S.A.                              398,383
      14,700   Fondiaria - Sai S.p.A.                                    701,197
      48,565   ForeningsSparbanken AB                                  1,760,792
      23,300   Fortis                                                    991,672
      34,400   France Telecom S.A.                                       949,000
      10,500   Fugro N.V.                                                500,798
         700   Geberit AG                                              1,076,064
       2,500   Georg Fischer AG(a)                                     1,616,821
      27,500   GlaxoSmithKline PLC                                       723,723
       4,900   Groupe Danone                                             740,915
      20,000   Hannover Rueckversicherungs AG(a)                         923,605
      62,700   HBOS PLC                                                1,385,882
      12,000   Heineken N.V.                                             570,096
       3,510   Helvetia Holding AG                                     1,154,732
      10,000   Henkel KGAA                                             1,469,649

       5,600   Holcim, Ltd.                                              512,303
       6,885   Iberdrola S.A.                                            300,115
      13,600   InBev N.V.                                                894,763
      38,800   ING Groep N.V.                                          1,714,321
      62,680   Jumbo S.A.                                              1,369,692
       3,000   KBC Groep N.V.                                            367,217
      99,900   Koninlijke Ahold N.V. (a)                               1,059,661
      90,510   Koninlijke KPN N.V.                                     1,284,526
      35,900   Kudelski S.A.                                           1,347,928
       9,500   Lafarge S.A.                                            1,411,980
     129,100   Man Group PLC                                           1,317,552
     111,070   Marks & Spencer Group PLC                               1,556,308
     115,900   Michael Page International PLC                          1,023,492
      25,600   Michelin - Class B                                      2,445,128
       8,900   National Bank Of Greece S.A.                              408,182
      64,700   National Grid PLC                                         936,296
       6,940   Nestle S.A.                                             2,462,476
      24,920   Next PLC                                                  875,748
      17,300   NKT Holding A/S                                         1,526,405
      18,700   Nobia AB                                                  718,114
      89,800   Nokian Renkaat Oyj                                      1,833,906
      68,500   Nordea Bank AB                                          1,053,827
      16,700   Northern Rock PLC                                         383,915
      42,700   Novartis AG                                             2,453,761
      21,500   Nutreco Holding N.V.                                    1,402,013
      17,400   Oesterrichische Elekrizitaitswirts AG - Class A           925,544
       9,900   OPG Groep N.V.                                          1,161,484
      26,500   Outokumpu OYJ                                           1,032,945
       4,200   Panalpina Weltrransport Holding AG                        572,724
      13,700   Phonak Holding AG                                       1,087,478
      44,575   Piraeus Bank S.A.                                       1,432,366
         870   Porsche AG                                              1,106,934
      12,600   Raiffeisen International Bank - Holding AG              1,915,691
      41,200   Ramirent Oyj                                            2,431,212
      31,800   Reckitt Benckiser PLC                                   1,450,425
       2,930   Rieter Holding AG                                       1,529,287
      11,350   Roche Holding AG                                        2,031,336
      38,800   Royal Bank of Scotland Group PLC                        1,509,819
       2,600   Salzgitter AG                                             339,018
      19,000   SBM Offshore N.V.                                         651,932
      10,200   Scottish & Southern Energy PLC                            309,716
       1,565   Sika AG(a)                                              2,421,132
      29,600   Skandinaviska Enskilda Banken AB                          938,549
      26,100   Smit International N.V.                                 1,402,690
       6,565   Societe Generale                                        1,110,485
      15,600   Software AG                                             1,215,348
       6,600   Solvay S.A.                                             1,011,203
      23,700   Stada Arzneimittel AG                                   1,351,398
         850   Sulzer AG                                                 966,116
      22,000   Swiss Re                                                1,865,132
     106,400   Telefonica S.A.                                         2,258,708
      44,900   Telekom Austria AG                                      1,198,801
      60,100   Telenor ASA                                             1,126,767
      48,500   Temenos Group AG(a)                                       818,961
     186,400   Tesco PLC                                               1,472,809
      21,800   ThyssenKrupp AG                                         1,023,889
      10,200   Titan Cement Co.                                          554,050
      35,300   TNT N.V.                                                1,517,314
      40,200   Total S.A.                                              2,892,382
       9,300   Tsakos Energy Navigation, Ltd. V                          426,870
      34,420   UBS AG                                                  2,083,704
       5,970   Umicore S.A.                                            1,014,300

      49,300   Unilever N.V.                                           1,344,241
      20,140   Usg People N.V.                                           877,102
      32,495   Vacon Oyj                                               1,117,630
       5,510   Vallourec S.A.                                          1,592,143
      16,100   Vivendi Universal                                         627,903
      44,750   Xstrata PLC                                             2,226,435
      28,600   Zumtobel AG(a)                                            911,259
                                                                    ------------
               TOTAL COMMON STOCKS (COST $126,260,591)               150,185,770

               SHORT-TERM INVESTMENTS (4.2%)
$  6,141,952   Brown Brothers Harriman Time Deposit - U.S.
               Dollar, 4.62%, 01/03/07 # V                             6,141,952
       2,111   Brown Brothers Harriman Time Deposit - British
               Pound, 3.62%, 01/03/07 # V                                  2,111
         205   Brown Brothers Harriman Time Deposit - Danish
               Krone, 2.05%, 01/03/07 # V                                    205
     490,639   Brown Brothers Harriman Time Deposit - Euro,
               1.87%, 01/03/07 # V                                       490,639
         238   Brown Brothers Harriman Time Deposit - Norwegian
               Kroner, 1.15%, 01/03/07 # V                                   238
         228   Brown Brothers Harriman Time Deposit - Swedish
               Krona, 1.25%, 01/03/07 # V                                    228
          39   Brown Brothers Harriman Time Deposit - Swiss
               Frank, 1.22%, 01/03/07 # V                                     39
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENTS (COST $6,635,412)          6,635,412
               Total Investments (Cost $132,896,003) 100.3%          156,821,182
               Liabilities Less Other Assets (0.3)%                     (499,367)
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $156,321,815
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.

v All securities were fair valued (Note 1) as of December 31, 2006 unless noted with a. Total value of securities fair valued was $149,758,900.

SCHEDULE OF INVESTMENTS
ICON INTERNATIONAL EQUITY FUND
DECEMBER 31, 2006
(UNAUDITED)

  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (98.8%)
      34,500   Abb, Ltd.                                            $    618,014
      14,180   ABN ARMO Holding N.V.                                     454,543
      62,200   Acergy S.A.(a)                                          1,187,258
      39,100   Acerinox S.A.                                           1,187,024
      19,900   Actividades de Construccion y Servicios S.A.            1,119,000
     579,000   Advanced Semiconductor Engineering, Inc.(a)               650,114
      11,600   Aeon Mall Co., Ltd.                                       655,099
      44,940   Alpha Bank A.E.                                         1,354,772
     185,400   America Movil S.A. de C.V. V                              418,374
      43,050   Anglo Irish Bank Corp. PLC                                891,335
      16,600   ASML Holding N.V.(a)                                      409,618
       7,800   AstraZeneca PLC                                           417,956
     127,800   Axtel, S.A. de C.V.(a) V                                  390,681
      15,300   Baloise Holding AG                                      1,525,785
      63,900   Banco Bilbao Vizcaya Argentaria S.A.                    1,535,068
     143,700   Banco Santander Central Hispano, S.A.                   2,675,565
      17,600   Bank of Nova Scotia                                       786,483
      92,221   Barclays PLC                                            1,316,549
      10,100   Barrick Gold Corp.                                        310,563
      33,300   Bellway PLC                                             1,004,229
      27,000   BG Group PLC                                              367,092
      11,242   BNP Paribas                                             1,222,868
       5,560   Boehler - Uddeholm AG                                     388,505
     256,700   BT Group PLC                                            1,516,383
     536,000   Bumiputra-Commerce Holdings Bhd.                        1,175,013
      38,300   Canadian National Railway Co.                           1,644,807
      30,600   Canon, Inc. V                                           1,723,002
      18,000   Celesio AG                                                954,626
     762,000   China Overseas Land & Investment, Ltd.                  1,016,664
     810,000   China Petroleum & Chemical Corp.                          750,444
   1,640,000   China Power International Development, Ltd.               900,683
     722,000   China Shipping Development Co., Ltd.                    1,104,284
     382,000   CNOOC, Ltd.                                               362,179
      34,800   Companhia Vale do Rio Doce - Class A V                    881,817
     112,500   Corporacion Mapfre S.A.                                   506,795
      38,387   Credit Suisse Group                                     2,677,142
     113,000   DAH Sing Financial Group                                1,025,499
     135,000   Delta Electronics, Inc.                                   433,618
       8,378   Deutsche Bank AG                                        1,115,565
      34,900   Deutsche Post AG                                        1,053,236
       7,700   Diamond City Co., Ltd.                                    346,073
       3,600   DSV A/S                                                   656,314
       5,400   E.ON AG                                                   732,424
       8,800   Elpida Memory, Inc.(a)                                    483,360
       5,170   EVS Broadcast Equipment S.A.                              298,499
     546,000   Ezra Holdings Pte., Ltd.                                1,414,331
      17,600   First Quantum Minerals, Ltd.                              947,251
      17,400   Fondiaria - Sai S.p.A.                                    829,988
      46,553   ForeningsSparbanken AB                                  1,687,845
     519,000   Foxconn International Holdings, Ltd.                    1,692,883
      10,400   Fugro N.V.                                                496,029
       2,070   Georg Fischer AG(a)                                     1,338,728
      20,900   GlaxoSmithKline PLC                                       550,029
      12,100   GS Home Shopping, Inc.(a)                               1,079,430

      47,800   HBOS PLC                                                1,056,542
      11,400   Heineken N.V.                                             541,590
     326,000   Hengan International Group Co., Ltd.                      807,148
       3,800   Henkel KGAA                                               558,467
     217,000   Hon Hai Precision Industry Co., Ltd.                    1,544,215
      26,800   Honda Motor Co., Ltd.                                   1,057,907
     817,000   Hopson Development Holdings, Ltd.                       2,309,578
      13,000   Hyundai Mipo Dockyard Co., Ltd.(a)                      1,658,544
      38,700   ING Groep N.V.                                          1,709,902
      47,300   Inmet Mining Corp.                                      2,531,944
      14,800   JFE Holdings, Inc.                                        761,077
     257,340   Johnson Health Tech. Co., Ltd.                          1,882,589
      47,000   Jumbo S.A.                                              1,027,051
     129,300   Kagara Zinc, Ltd.                                         709,508
      94,000   Keppel Corp., Ltd.                                      1,075,224
     301,000   Kingboard Chemical Holdings, Ltd.                       1,182,061
      12,400   Kyocera Corp.                                           1,172,353
       9,350   Lafarge S.A.                                            1,389,686
      51,922   Largan Precision Co., Ltd.                                998,833
     800,000   Li Ning Co., Ltd.                                       1,279,199
      40,900   Lojas Renner S.A. V                                       588,117
     113,600   Man Group PLC                                           1,159,364
      31,800   Manulife Financial Corp.                                1,073,274
       6,000   Megastudy Co., Ltd.(a)                                    879,454
      11,900   Michelin- Class B                                       1,136,603
     422,000   Mitac International Corp.                                 507,525
      61,000   National Grid PLC                                         882,752
       6,840   Nestle S.A.                                             2,426,993
      33,350   Next PLC                                                1,171,999
         106   Nippon Telegraph & Telephone Corp.                        522,804
      71,000   Nlg Ahold(a)                                              753,112
      69,600   Nordea Bank AB                                          1,070,750
      25,600   Novartis AG                                             1,471,107
      20,000   Nutreco Holding N.V.                                    1,304,198
      13,650   Oesterrichische Elekrizitaitswirts AG - Class A           726,073
       6,600   OPG Groep N.V.                                            774,323
      13,000   Phonak Holding AG                                       1,031,913
      11,840   Raiffeisen International Bank - Holding AG              1,800,142
      25,400   Ramirent Oyj                                            1,498,854
     904,000   Realtek Semiconductor Corp.                             1,551,912
      32,800   Reckitt Benckiser PLC                                   1,496,036
      11,909   Roche Holding AG                                        2,131,380
      19,300   Royal Bank Of Canada                                      918,732
      28,100   Royal Bank of Scotland Group PLC                        1,093,451
      23,800   Sampo Oyj                                                 635,590
      20,000   Samsung Engineering Co., Ltd.(a)                          927,098
      19,600   SBM Offshore N.V.                                         672,519
       8,600   Scottish & Southern Energy PLC                            261,133
     182,000   Sembcorp Marine, Ltd.                                     403,184
       4,100   Shimamura Co., Ltd.                                       469,812
       8,500   Shin-Etsu Chemical Co., Ltd.                              567,458
     618,000   Siliconware Precision Industries Co.                      965,680
       9,500   Smit International N.V.                                   510,558
         770   Sulzer AG                                                 875,187
          45   Sumitomo Mitsui Financial Group, Inc.                     460,792
     179,400   Sumitomo Rubber Industries, Ltd.                        2,314,479
      20,700   Swiss Re                                                1,754,920
      12,600   Takeda Pharmaceutical Co., Ltd.                           863,663
      90,100   Telefonica S.A.                                         1,912,684
      46,000   Telekom Austria AG                                      1,228,171
      22,100   Telemar Norte Leste S.A. V                                503,073
      58,700   Telenor ASA                                             1,100,519

     173,800   Tesco PLC                                               1,373,251
      24,200   ThyssenKrupp AG                                         1,136,610
      11,950   Titan Cement Co.                                          649,108
      33,240   TNT N.V.                                                1,428,768
      55,800   Tokyo Electric Power Co.                                1,802,920
      10,800   Tokyo Electron, Ltd.                                      849,609
     140,000   Tokyo Gas Co., Ltd.                                       743,422
      83,000   Toshiba Corp.                                             539,419
      21,250   Total S.A.                                              1,528,933
      48,900   Toyota Motor Corp.                                      3,273,143
      11,000   Tsakos Energy Navigation, Ltd. V                          504,900
      33,974   UBS AG                                                  2,056,704
       4,300   Umicore S.A.                                              730,568
     419,730   Unimicron Technology Corp.                                574,511
     122,000   United Overseas Bank, Ltd.                              1,539,417
      15,620   Usg People N.V.                                           680,255
      21,730   Vacon Oyj                                                 747,380
       5,460   Vallourec S.A.                                          1,577,696
       3,650   Zurich Financial Services AG                              979,569
                                                                    ------------
               TOTAL COMMON STOCKS (COST $122,059,461)               144,648,425
               SHORT-TERM INVESTMENTS (0.5%)
$    773,992   Brown Brothers Harriman Time Deposit - U.S.
               Dollar, 4.62%, 01/03/07 # V                               773,992
       1,045   Brown Brothers Harriman Time Deposit - Australian
               Dollar, 4.60%, 01/03/07 # V                                 1,045
       1,453   Brown Brothers Harriman Time Deposit - British
               Pound, 3.62%, 01/03/07 # V                                  1,453
         260   Brown Brothers Harriman Time Deposit - Canadian
               Dollar, 3.00%, 01/03/07 # V                                   260
         130   Brown Brothers Harriman Time Deposit - Danish
               Krone, 2.05%, 01/03/07 # V                                    130
       3,556   Brown Brothers Harriman Time Deposit - Euro,
               1.87%, 01/03/07 # V                                         3,556
       1,165   Brown Brothers Harriman Time Deposit - Hon Kong
               Dollar, 3.05%, 01/03/07 # V                                 1,165
          63   Brown Brothers Harriman Time Deposit - Norwegian
               Kroner, 1.15%, 01/03/07 # V                                    63
         108   Brown Brothers Harriman Time Deposit - Singapore
               Dollar, 2.37%, 01/03/07 # V                                   108
          75   Brown Brothers Harriman Time Deposit - Swedish
               Krona, 1.25%, 01/03/07 # V                                     75
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENTS (COST $781,847)              781,847
               TOTAL INVESTMENTS ($122,841,308) 99.3%                145,430,272
               Other Assets Less Liabilities, Net 0.7%                 1,006,053
                                                                    ------------
               TOTAL NET ASSETS 100.0%                              $146,436,325
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.

v All securities were fair valued (Note 1) as of December 31, 2006 unless noted with a v. Total value of securities fair valued was $139,638,461.

Notes to Schedules of Investments

December 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The ICON Asia-Pacific Region Fund ("Asia-Pacific Region Fund"), ICON Europe Fund ("Europe Fund") and ICON International Equity Fund ("International Equity Fund") are series funds (individually a "Fund" and collectively, the "Funds"). The Funds are part of the ICON Funds (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Asia-Pacific Region Fund and the Europe Fund offer two classes of shares, Class S and Class A. The International Equity Fund offers four classes of shares, Class I, Class C, Class Z and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are 14 other active funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity, and small market share.

In addition, in the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be minimal.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

INVESTMENT VALUATION

The Funds' securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4 p.m. Eastern time) each day the NYSE is open, except that (a) securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day; and (b) foreign securities in the Funds traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds' Board of Trustees ("Board") to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds use pricing services to report the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds' securities or other assets are valued at fair value as determined in good faith by the Funds' Board or pursuant to procedures approved by the Board. The valuation assigned to fair-valued securities for purposes of calculating a Fund's net asset value ("NAV") may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds' adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund's net asset value ("NAV") may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' Schedules of Investments.

REPURCHASE AGREEMENTS

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds' custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the quarter ended December 31, 2006.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any foreign currency contracts during the quarter ended December 31, 2006.

FUTURES CONTRACTS

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the quarter ended December 31, 2006.

OPTIONS TRANSACTIONS

Each Fund may write call and put options on any security in which it may invest. When a Fund writes a put or call option, an amount equal to the premium received is marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the quarter ended December 31, 2006.

INCOME TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends received by shareholders of the Funds which are derived from foreign source income and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds. Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The ICON Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INVESTMENT TRANSACTIONS

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

ALLOCATION OF INCOME AND EXPENSES

Each class of a Fund's shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds based upon relative net assets. In calculating the net asset value of the shares in the various classes of the Funds, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

                         ICON FUNDS INDUSTRY COMPOSITION
                          DECEMBER 31, 2006 (UNAUDITED)

                                                                         SECTOR FUNDS
                           -------------------------------------------------------------------------------------------------------
                                                                                               ICON
                                                                                              LEISURE
                                ICON                                                ICON        AND
                              CONSUMER    ICON     ICON      ICON        ICON    INFORMATION CONSUMER    ICON           ICON
                           DISCRETIONARY ENERGY FINANCIAL HEALTHCARE INDUSTRIALS  TECHNOLOGY  STAPLES MATERIALS  TELECOMMUNICATION
         Industry               FUND      FUND     FUND      FUND        FUND        FUND      FUND      FUND    & UTILITIES FUND
         --------          ------------- ------ --------- ---------- ----------- ----------- -------- --------- ------------------
Advertising
Aerospace & Defense                                                    23.5%                                            0.4%
Agriculture Products                                                                            3.4%
Air Freight & Logistics
Airlines                                                                3.4%
Aluminum                                                                                                 1.0%
Apparel Accessories &
   Luxury Goods                  8.0%
Apparel Retail                  11.2%
Application Software                                                                 1.8%
Asset Management & Custody
   Banks                                           8.2%
Auto Parts & Equipment           1.2%
Automobile Manufacturers         7.6%
Automotive Retail                3.7%
Biotechnology                                                12.7%
Brewers                          0.3%
Broadcast & Cable TV             8.3%                                                          18.7%                    1.0%
Building Products                                                       1.3%
Casinos & Gaming
Catalog Retail
Coal & Consumable Fuels
Commercial Printing                                                     3.6%
Commodity Chemicals                                                                                      2.1%
Communications Equipment                                                            10.6%                               3.4%
Computer & Electronics
   Retail                        2.9%
Computer Hardware                                                                   23.0%       1.2%
Computer Storage &
   Peripherals                                                                       1.4%
Construction & Engineering
Construction & Farm
   Machinery & Heavy
   Trucks                                                               6.7%
Construction Materials                                                                                   6.0%
Consumer Electronics             0.5%
Consumer Finance                                   9.1%
Data Processing &
   Outsourced Services                             1.2%                              4.0%
Department Stores                6.9%
Distillers & Vintners
Distributors
Diversified Banks                                  9.0%
Diversified Capital
   Markets                                         8.4%
Diversified Chemicals                                                                                   22.2%
Diversified Commercial &
   Professional Services                                                8.3%
Diversified Metals &
   Mining                                                                                                7.6%
Drug Retail
Education Services
Electric Utilities                                                                                                     18.3%
Electrical Components &
   Equipment                                                           12.6%
Electronic Equipment
   Manufacturers                                                                     0.4%
Electronic Manufacturing
   Services                                                                          1.5%
Environmental & Facilities
   Services                                                             3.4%
Fertilizers & Agricultural
   Chemicals                                                                                             1.9%
Food Distributors                                                                               2.2%
Food Retail                                                                                     2.4%
Footwear                         7.6%
Gas Utilities
General Merchandise Stores      10.1%
Gold                                                                                                     0.8%
Health Care Distributors                                     10.5%

                         ICON FUNDS INDUSTRY COMPOSITION
                          DECEMBER 31, 2006 (UNAUDITED)


                                                                         SECTOR FUNDS
                           -------------------------------------------------------------------------------------------------------
                                                                                               ICON
                                                                                              LEISURE
                                ICON                                                ICON        AND
                              CONSUMER    ICON     ICON      ICON        ICON    INFORMATION CONSUMER    ICON           ICON
                           DISCRETIONARY ENERGY FINANCIAL HEALTHCARE INDUSTRIALS  TECHNOLOGY  STAPLES MATERIALS  TELECOMMUNICATION
         Industry               FUND      FUND     FUND      FUND        FUND        FUND      FUND      FUND    & UTILITIES FUND
         --------          ------------- ------ --------- ---------- ----------- ----------- -------- --------- ------------------
Health Care Equipment                                         9.8%
Health Care Facilities                                        3.9%
Health Care Services                                         13.0%
Health Care Supplies
Health Care Technology                                        1.1%
Heavy Electrical Equipment                                               1.6%
Home Building                    5.7%
Home Entertainment
   Software
Home Furnishings
Home Improvement Retail          2.1%
Home Furnishing Retail           3.0%
Hotels, Resorts & Cruise
   Lines                                                                                        4.4%
Household Appliances             2.0%                                    2.1%
Household Products               1.1%                                                           8.4%
Housewares & Specialties         1.2%
Human Resource &
   Employment Services                                                   1.9%
Hypermarkets & Super
   Centers
Independent Power
   Producers & Energy
   Traders                                                                                                              6.8%
Industrial Conglomerates                                                 3.9%
Industrial Gases                                                                                        10.4%
Industrial Machinery                                                     3.8%
Insurance Brokers
Integrated Oil & Gas                      25.5%
Integrated
   Telecommunication
   Services                                                                          2.1%                              49.8%
Internet Retail
Internet Software Services       0.9%                                                9.9%       1.0%
Investment Banking &
   Brokerage                                      18.6%
IT Consulting & Other
   Services                                                                          2.2%
Leisure Facilities
Leisure Products                 0.4%                                                           9.1%
Life & Health Insurance                            3.1%
Life Science Tools &
   Services                                                   4.3%
Managed Health Care                                           9.5%
Marine                                                                   8.4%
Metal & Glass Containers                                                 1.1%                           10.3%
Mortgage Reits                                     4.5%
Motorcycle Manufacturers         1.7%                                    0.9%                   1.3%
Movies & Entertainment           4.2%                                                          13.4%
Multi-Line Insurance                               9.0%
Multi-Utilities                                                                                                        10.1%
Office Electronics                                                       2.2%        5.0%
Office Services & Supplies                                               2.6%
Oil & Gas Drilling                        25.0%
Oil & Gas Equipment &
   Services                               28.8%                          0.3%
Oil & Gas Exploration &
   Production                             14.2%
Oil & Gas Refining &
   Marketing
Oil & Gas Storage &
   Transportation                          5.6%                          1.0%
Other Diversified
   Financial Services                             10.4%
Packaged Foods & Meats           0.7%                                                           7.7%
Paper Packaging                                                                                          7.2%
Paper Products
Personal Products                                                                               3.3%
Pharmaceuticals                                              34.1%
Photographic Products                                                                           1.8%
Precious Metals & Minerals

                         ICON FUNDS INDUSTRY COMPOSITION
                          DECEMBER 31, 2006 (UNAUDITED)

                                                                         SECTOR FUNDS
                           -------------------------------------------------------------------------------------------------------
                                                                                               ICON
                                                                                              LEISURE
                                ICON                                                ICON        AND
                              CONSUMER    ICON     ICON      ICON        ICON    INFORMATION CONSUMER    ICON           ICON
                           DISCRETIONARY ENERGY FINANCIAL HEALTHCARE INDUSTRIALS  TECHNOLOGY  STAPLES MATERIALS  TELECOMMUNICATION
         Industry               FUND      FUND     FUND      FUND        FUND        FUND      FUND      FUND    & UTILITIES FUND
         --------          ------------- ------ --------- ---------- ----------- ----------- -------- --------- ------------------
Property & Casualty
   Insurance                                       5.1%
Publishing                                                                                      3.6%
Railroads                                                                5.6%
Real Estate Investment
   Trusts
Real Estate Management &
   Development                                     1.2%
Regional Banks
Reinsurance                                        1.1%
Restaurants                                                                                    12.1%
Semiconductor Equipment                                                              2.3%
Semiconductors                                                                      15.9%
Soft Drinks                      0.7%                                                           1.4%
Specialized Consumer
   Services                                                   0.6%
Specialized Finance                                4.3%
Specialty Chemicals                                                                                     20.5%
Specialty Stores                 6.8%                                                           1.2%
Steel                                                                                                    8.5%
Systems Software                                                                    18.8%
Technology Distributors                                                              0.8%                               1.1%
Thrifts & Mortgage
   Insurance                                       6.3%
Tire & Rubber                    1.4%
Tobacco                                                                                         2.7%
Trading Companies &
   Distributors
Trucking
Water Utilities                                                                                                         0.3%
Wireless Telecommunication
   Services                                                                                                             7.7%
                               -----      ----    ----       ----       ----        ----       ----     ----           ----
   Total                       100.2%     99.1%   99.5%      99.5%      98.2%       99.7%      99.3%    98.5%          98.9%
                               =====      ====    ====       ====       ====        ====       ====     ====           ====

Percentages are based upon net assets.

                         ICON FUNDS INDUSTRY COMPOSITION
                          DECEMBER 31, 2006 (UNAUDITED)

                                                                      DIVERSIFIED & INTERNATIONAL FUNDS
                                               ------------------------------------------------------------------------------
                                                ICON      ICON     ICON
                                                CORE    COVERED   EQUITY      ICON          ICON        ICON        ICON
                                               EQUITY     CALL    INCOME   LONG/SHORT   ASIA-PACIFIC   EUROPE   INTERNATIONAL
                  Industry                      FUND      FUND     FUND*      FUND       REGION FUND    FUND     EQUITY FUND
                  --------                     ------   -------   ------   ----------   ------------   ------   -------------
Advertising
Aerospace & Defense                              0.7%      0.4%     1.9%
Agriculture Products                                                                                     0.9%        0.9%
Air Freight & Logistics                                                                                  1.7%        1.7%
Airlines                                                   0.6%     0.5%       1.0%          0.5%        0.4%
Aluminum
Apparel Accessories & Luxury Goods               1.9%      1.7%     1.3%       1.2%
Apparel Retail                                   1.5%      1.4%     1.6%                     0.6%                    0.3%
Application Software
Asset Management & Custody Banks                 1.0%               2.2%                                 0.8%        0.8%
Auto Parts & Equipment                                                                       1.6%        1.0%
Automobile Manufacturers                         1.7%      1.0%                              7.5%        0.7%        2.9%
Automotive Retail                                          1.0%
Biotechnology                                    1.8%      1.4%                1.7%
Brewers                                                    1.0%                                          0.9%        0.4%
Broadcast & Cable TV                             3.6%      2.5%     1.6%
Building Products                                                                                        0.7%
Casinos & Gaming
Catalog Retail                                                                               1.0%                    0.7%
Coal & Consumable Fuels
Commercial Printing                                                 0.5%
Commodity Chemicals                                                 0.6%                     0.3%        0.7%
Communications Equipment                         2.4%      2.1%     1.6%                     1.7%        0.3%        1.4%
Computer & Electronics Retail                              0.5%
Computer Hardware                                4.7%      3.9%     3.3%       1.7%          2.5%                    0.7%
Computer Storage & Peripherals                                      0.5%
Construction & Engineering                                                                   2.5%        1.2%        1.4%
Construction & Farm Machinery & Heavy Trucks     1.0%      1.0%     0.8%       0.7%          3.6%                    1.4%
Construction Materials                           1.1%      1.3%                3.1%          0.7%        2.0%        1.4%
Consumer Electronics                                                                         1.4%
Consumer Finance                                 2.3%
Data Processing & Outsourced Services                      0.9%     0.7%       2.4%
Department Stores                                1.5%      1.2%                                          1.6%        1.2%
Distillers & Vintners                                                          1.7%                      0.8%
Distributors                                                                                 0.5%
Diversified Banks                                2.0%      5.0%     1.9%       5.8%         11.2%       15.4%       15.0%
Diversified Capital Markets                      2.0%      3.4%     1.9%       3.5%                      4.2%        4.0%
Diversified Chemicals                            1.8%      0.8%     1.6%                                 0.6%
Diversified Commercial & Professional
   Services                                      0.3%               0.8%                                 1.6%        1.0%
Diversified Metals & Mining                                         1.5%                     2.6%        2.7%        3.5%
Diversified Reits
Drug Retail
Education Services                                                                           2.7%                    0.6%
Electric Utilities                               1.5%      1.2%     2.4%       3.0%          4.6%        2.2%        2.4%
Electrical Components & Equipment                0.5%      0.3%     1.0%       2.5%                      1.3%        0.5%
Electronic Equipment Manufacturers                                                           3.7%        0.9%        1.9%
Electronic Manufacturing Services                                   0.5%                     2.8%                    1.5%
Environmental & Facilities Services                                 0.5%
Fertilizers & Agricultural Chemicals                       0.3%
Food Distributors                                          0.3%
Food Retail                                                                    2.2%                      2.0%        1.5%
Footwear                                         0.9%      1.3%     1.6%                     0.3%
Gas Utilities                                                                                0.7%                    0.5%
General Merchandise Stores                       2.4%      2.4%     1.9%       3.5%
Gold                                                       0.7%                0.7%                                  0.2%
Health Care Distributors                         1.9%                          0.9%          1.0%        1.4%        1.2%
Health Care Equipment                                               0.8%                                 0.7%        0.7%
Health Care Facilities
Health Care Services
Health Care Supplies                                       0.3%
Heavy Electrical Equipment                                                                               1.2%        0.4%
Home Building                                    1.0%      0.8%     0.7%                                 2.0%        0.7%
Home Entertainment Software
Home Furnishings
Home Improvement Retail                                                                                  0.5%
Home Furnishing Retail                           0.9%      0.5%
Hotels, Resorts & Cruise Lines                                      0.7%
Household Appliances                             0.5%      0.9%     0.4%       1.6%                      0.3%
Household Products                               2.0%      2.3%     3.1%                                 1.9%        1.4%
Housewares & Specialties                                            0.4%
Human Resource & Employment Services                                                                     1.2%        0.5%
Hypermarkets & Super Centers
Independent Power Producers & Energy Traders                                                 1.2%                    0.6%
Industrial Conglomerates                         1.4%      3.0%     1.6%                     1.2%                    0.7%
Industrial Gases
Industrial Machinery                                                                                     4.4%        2.6%

                       Percentages are based on Net Assets

                         ICON FUNDS INDUSTRY COMPOSITION
                          DECEMBER 31, 2006 (UNAUDITED)

                                                                      DIVERSIFIED & INTERNATIONAL FUNDS
                                               ------------------------------------------------------------------------------
                                                ICON      ICON     ICON
                                                CORE    COVERED   EQUITY      ICON          ICON        ICON        ICON
                                               EQUITY     CALL    INCOME   LONG/SHORT   ASIA-PACIFIC   EUROPE   INTERNATIONAL
                  Industry                      FUND      FUND     FUND*      FUND       REGION FUND    FUND     EQUITY FUND
                  --------                     ------   -------   ------   ----------   ------------   ------   -------------
Insurance Brokers
Integrated Oil & Gas                             2.3%      1.3%     3.4%       1.2%          1.2%        2.1%        1.8%
Integrated Telecommunication Services            3.9%      5.1%     3.1%       5.7%          0.9%        5.5%        4.8%
Internet Retail
Internet Software Services                       2.5%      1.3%     1.1%       2.1%
Investment Banking & Brokerage                   4.5%      5.3%     6.0%       4.3%
IT Consulting & Other Services                   0.3%      1.0%     1.1%       1.2%
Leisure Facilities
Leisure Products                                                               0.4%          4.0%        0.9%        2.9%
Life & Health Insurance                          0.9%      0.8%     1.8%                                             0.7%
Life Sciences Tools & Services
Managed Health Care                                        1.9%                2.4%
Marine                                           0.8%               1.9%                     1.9%        0.9%        2.1%
Metal & Glass Containers                         0.9%      1.0%     1.3%       1.9%
Mortgage Reits                                   0.9%      0.3%     2.1%       0.7%
Motorcycle Manufacturers                                            1.1%
Movies & Entertainment                           1.5%      2.4%                                          0.4%
Multi-Line Insurance                             3.2%      3.1%     3.1%       2.9%                      3.8%        2.5%
Multi-Utilities                                  1.6%      1.1%     0.7%       1.9%                      0.6%        0.6%
Office Electronics                               1.8%      1.4%     1.0%       1.1%          3.4%                    1.2%
Office Services & Supplies
Oil & Gas Drilling                               0.8%                          2.1%
Oil & Gas Equipment & Services                   1.5%      0.5%                2.7%          0.8%        1.5%        1.6%
Oil & Gas Exploration & Production                                  1.0%       0.9%          1.0%                    0.3%
Oil & Gas Refining & Marketing
Oil & Gas Storage & Transportation               0.4%      0.6%     0.7%       0.4%                      0.3%        0.3%
Other Diversified Financial Services             3.5%      4.3%     3.2%       3.5%                      1.7%        1.2%
Packaged Foods & Meats                                     1.1%     1.0%                     0.9%        2.9%        1.7%
Paper Packaging
Paper Products
Personal Products                                                                            0.9%                    0.6%
Pharmaceuticals                                  6.1%      7.7%     5.0%       3.9%          4.0%        4.9%        3.6%
Photographic Products                                      0.3%                0.5%          1.8%                    0.7%
Precious Metals & Minerals
Property & Casualty Insurance                    1.0%      0.7%     0.9%                                 0.5%        0.6%
Publishing                                                                     1.8%
Railroads                                        0.4%                          2.4%          0.4%                    1.1%
Real Estate Investment Trusts
Real Estate Management & Development                                                         6.4%                    2.9%
Regional Banks                                             1.3%                2.5%          1.2%
Reinsurance                                                0.6%                                          1.8%        1.2%
Restaurants                                      1.7%      0.7%     1.0%
Semiconductor Equipment                                                                      1.3%        0.8%        0.9%
Semiconductors                                   2.9%      4.2%     2.6%       2.7%          4.9%                    2.5%
Soft Drinks                                                0.6%                2.4%
Specialized Consumer Services
Specialized Finance                              1.4%
Specialty Chemicals                              0.9%               0.7%                     0.5%        2.2%        0.9%
Specialty Stores                                 1.6%      0.8%                1.7%
Steel                                                               1.0%       0.9%          2.8%        2.4%        2.3%
Systems Software                                 4.8%      5.1%     3.1%                                 1.3%
Technology Distributors                          0.5%                          1.2%
Thrifts & Mortgage Finance                       1.7%      0.7%     2.4%                                 0.3%
Thrifts & Mortgage Insurance
Tire & Rubber                                                       0.5%                     3.4%        2.7%        2.4%
Tobacco                                                             0.8%
Trading Companies & Distributors                                                             0.7%
Trucking                                                                                                 0.9%        0.5%
Water Utilities                                                     1.1%       0.8%
Wireless Telecommunication Services              0.7%      2.2%     1.1%       2.1%          1.5%                    0.3%
                                                ----     -----     ----       ----         -----        ----        ----
   Total                                        99.3%    102.8%    94.1%      95.5%        100.3%       96.1%       98.8%
                                                ====     =====     ====       ====         =====        ====        ====

Percentages are based upon net assets.

* Percentages are based upon common stock positions as a position of net assets.

                       Percentages are based on Net Assets

                          ICON FUNDS SECTOR COMPOSITION
                          December 31, 2006 (unaudited)

                                                        DIVERSIFIED & FOREIGN FUNDS
                                  ----------------------------------------------------------------------




                                                             ICON       ICON                      ICON
                                                            EQUITY     EQUITY    ICON EQUITY     EQUITY
                                          ICON      ICON    INCOME     INCOME    INCOME FUND     INCOME
                                  ICON    CORE    COVERED    FUND       FUND     CONVERTIBLE      FUND
                                  BOND   EQUITY     CALL    COMMON   CORPORATE    CORPORATE    PREFERRED
Sector                            FUND    FUND      FUND    STOCKS     BONDS        BONDS        STOCKS
------                            ----   ------   -------   ------   ---------   -----------   ---------
Consumer Discretionary             NA     13.7%     13.3%     9.5%      0.7%
Energy                             NA      5.0%      2.5%     5.1%
Financial                          NA     24.4%     25.1%    25.6%      0.9%
Healthcare                         NA      9.9%     11.4%     5.8%                   0.7%
Industrials                        NA      5.1%      5.3%     9.5%      0.4%
Information Technology             NA     20.0%     20.0%    15.7%                   0.4%
Leisure and Consumer Staples       NA      8.8%     11.3%     8.1%
Materials                          NA      4.7%      4.1%     6.6%
Telecommunication and Utilities    NA      7.7%      9.8%     8.2%
NA                                 NA
                                          ----     -----     ----       ---          ---          ---
   Total                                  99.3%    102.8%    94.1%      2.0%         1.1%         0.0%
                                          ====     =====     ====       ===          ===          ===

                                                      DIVERSIFIED & FOREIGN FUNDS
                                  -------------------------------------------------------------------
                                                   ICON
                                                  EQUITY
                                                  INCOME
                                                   FUND
                                      ICON         U.S.
                                     EQUITY     GOVERNMENT   ICON
                                  INCOME FUND     & U.S.      ICON    ASIA-
                                  CONVERTIBLE   GOVERNMENT   LONG/   PACIFIC    ICON         ICON
                                   PREFERRED      AGENCY     SHORT    REGION   EUROPE   INTERNATIONAL
Sector                               STOCKS        BONDS      FUND     FUND     FUND     EQUITY FUND
------                            -----------   ----------   -----   -------   ------   -------------
Consumer Discretionary                                        8.0%     19.1%     8.7%         8.9%
Energy                                                        7.3%      3.0%     3.9%         4.0%
Financial                                                    23.1%     18.8%    28.6%        28.9%
Healthcare                                                    9.0%      5.0%     6.9%         5.6%
Industrials                           0.6%                    6.6%     10.8%    15.4%        13.9%
Information Technology                                       12.4%     20.2%     3.2%        10.0%
Leisure and Consumer Staples                                  9.0%      7.6%    10.6%         9.9%
Materials                                                     6.6%      6.9%    10.6%         8.3%
Telecommunication and Utilities                              13.5%      8.9%     8.2%         9.3%
NA                                                 2.1%
                                      ---          ---       ----     -----     ----         ----
   Total                              0.6%         2.1%      95.5%    100.3%    96.1%        98.8%
                                      ===          ===       ====     =====     ====         ====

Percentages are based upon net assets.

                         ICON FUNDS COUNTRY COMPOSITION
                          DECEMBER 31, 2006 (UNAUDITED)

                                       INTERNATIONAL FUNDS
                           ------------------------------------------
                               ICON                          ICON
                           ASIA-PACIFIC       ICON      INTERNATIONAL
         Country            REGION FUND   EUROPE FUND    EQUITY FUND
         -------           ------------   -----------   -------------
Australia                       1.3%                         0.5%
Austria                                       3.8%           2.8%
Bahamas
Belgium                                       3.2%           0.7%
Bermuda                                       0.3%           0.3%
Brazil                                                       1.3%
British Virgin Islands
Canada                                                       5.4%
Cayman Islands                                               2.1%
China                           3.2%                         1.3%
Denmark                                       1.5%           0.4%
Finland                                       4.2%           1.9%
France                                        9.1%           4.6%
Germany                                       9.7%           3.9%
Greece                                        3.4%           2.0%
Hong Kong                      12.7%                         5.2%
Hungary
India
Indonesia                       3.1%
Ireland                                       1.5%           0.6%
Israel
Italy                                         0.8%           0.6%
Japan                          45.2%                        12.6%
Luxembourg                                    0.8%           0.8%
Malaysia                        2.1%                         0.8%
Mexico                                                       0.6%
Netherlands                                  10.1%           6.7%
New Zealand
Norway                                        0.7%           0.8%
Philippines
Poland
Portugal                                      0.4%
Russia
Singapore                       9.3%                         3.1%
South Korea                    10.5%                         3.0%
Spain                                         6.5%           6.0%
Sweden                                        5.2%           1.9%
Switzerland                                  19.7%          12.9%
Taiwan                         12.9%                         6.3%
Thailand
United Kingdom                               15.2%           9.3%
United States of America      -----          ----           ----
   Total                      100.3%         96.1%          98.4%
                              =====          ====           ====

Percentages are based upon net assets.

ICON BOND FUND
CREDIT QUALITY DIVERSIFICATION
DECEMBER 31, 2006

RATING   % OF NET ASSETS
------   ---------------
A1             7.7%
A2             6.5%
A3             8.5%
AA2           14.4%
AA3            8.8%
AAA           16.0%
B1             2.8%
B2             2.4%
BA1            4.4%
BA2            4.5%
BA3            0.9%
BAA1           8.2%
BAA2           6.0%
BAA3           5.6%
CAA1           1.0%
              ----
TOTAL         97.7%

PERCENTAGES BASED UPON TOTAL INVESTMENTS LESS SHORT-TERM INVESTMENTS.

RATINGS BASED ON MOODY'S.

                           ICON FUNDS FEDERAL TAX COST
                                DECEMBER 31, 2006
                                   (UNAUDITED)

As of December 31, 2006, book cost for financial reporting purposes is substantially the same for federal income tax puposes and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

                                                         Unrealized      Unrealized     Net Appreciation
Fund                                          Cost      Appreciation   (Depreciation)    (Depreciation)
----                                      -----------   ------------   --------------   ----------------
ICON Consumer Discretionary Fund          137,781,888     14,758,664     (2,604,321)       12,154,343
ICON Energy Fund                          490,393,350    246,516,619    (10,010,616)      236,506,003
ICON Financial Fund                       333,962,460     61,749,158     (1,969,929)       59,779,229
ICON Healthcare Fund                      444,631,486     86,897,928    (10,701,790)       76,196,138
ICON Industrials Fund                      75,010,329      9,806,377       (952,004)        8,854,373
ICON Information Technology Fund          221,141,853     40,982,471     (1,781,089)       39,201,382
ICON Leisure and Consumer Staples Fund     87,360,405     11,832,538       (537,025)       11,295,513
ICON Materials Fund                        98,029,589     16,452,798       (456,347)       15,996,451
ICON Telecommunication & Utilities Fund    95,853,238     15,304,455       (773,952)       14,530,503
ICON Asia-Pacific Region Fund             112,533,984     25,413,222       (836,992)       24,576,230
ICON Europe Fund                          132,991,549     24,145,586       (315,953)       23,829,633
ICON International Equity Fund            122,866,802     23,260,470       (697,000)       22,563,470
ICON Bond Fund                             93,255,178        342,671       (614,989)         (272,318)
ICON Core Equity Fund                     182,469,746     26,163,987     (1,685,759)       24,478,228
ICON Covered Call Fund                     58,681,668      8,279,315     (1,509,062)        6,770,253
ICON Equity Income Fund                   126,317,094     17,632,544       (657,312)       16,975,232
ICON Long/Short Fund                      198,601,032     20,706,065     (3,927,308)       16,778,757

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds


By (Signature and Title)* /s/ Craig T. Callahan
                          ----------------------------------
                          Craig T. Callahan, President and
                          Chief Executive Officer (Principal
                          Executive Officer)

Date February 21, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Craig T. Callahan
                          ----------------------------------
                          Craig T. Callahan, President and
                          Chief Executive Officer (Principal
                          Executive Officer)

Date February 21, 2007


By (Signature and Title)* /s/ Erik L. Jonson
                          ----------------------------------
                          Erik L. Jonson, Vice President,
                          Chief Financial Officer and
                          Treasurer
                          (Principal Financial Officer and
                          Principal Accounting Officer)

Date February 21, 2007

* Print the name and title of each signing officer under his or her signature.